UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2018
Columbia Strategic California Municipal Income Fund
(formerly Columbia California Tax-Exempt Fund)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic California Municipal Income Fund   |  Semiannual Report 2018

Columbia Strategic California Municipal Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic California Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Co-Manager
Managed Fund since 2010
Anders Myhran, CFA
Co-Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	-0.64	2.31	3.02	4.83
	Including sales charges		-3.64	-0.81	2.39	4.50
Advisor Class*		03/19/13	-0.52	2.57	3.28	4.96
Class C	Excluding sales charges	08/01/97	-0.87	1.85	2.53	4.36
	Including sales charges		-1.84	0.87	2.53	4.36
Institutional Class		09/19/05	-0.52	2.57	3.25	5.08
Institutional 2 Class*		03/01/16	-0.51	2.57	3.11	4.87
Institutional 3 Class*		03/01/17	-0.48	2.63	3.09	4.86
Bloomberg Barclays California Municipal Bond Index			-0.93	1.75	2.76	4.53
Bloomberg Barclays Municipal Bond Index			-0.97	1.56	2.44	4.25
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California Municipal Bond Index is a subset of the Bloomberg Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AA rating	27.2
A rating	37.5
BBB rating	25.2
BB rating	2.1
B rating	0.6
Not rated	7.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.60	1,020.73	4.05	4.11	0.82
Advisor Class	1,000.00	1,000.00	994.80	1,021.97	2.82	2.86	0.57
Class C	1,000.00	1,000.00	991.30	1,018.50	6.27	6.36	1.27
Institutional Class	1,000.00	1,000.00	994.80	1,021.97	2.82	2.86	0.57
Institutional 2 Class	1,000.00	1,000.00	994.90	1,022.02	2.77	2.81	0.56
Institutional 3 Class	1,000.00	1,000.00	995.20	1,022.32	2.47	2.51	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.2%
Los Angeles Department of Water(a),(b)
Revenue Bonds
Series 2012B-2 (Royal Bank of Canada)
07/01/2035	1.250%	5,000,000	5,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	1.200%	1,305,000	1,305,000
Total			6,305,000
Total Floating Rate Notes (Cost $6,305,000)			6,305,000

Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 9.1%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	541,515
07/01/2030	5.125%	1,050,000	1,140,248
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2048	5.250%	3,000,000	3,463,020
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,668,615
Subordinated Series 2017A AMT
05/15/2047	5.000%	1,250,000	1,396,212
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,591,475
County of Sacramento Airport System(c),(d)
Refunding Revenue Bonds
Series 2018C AMT
07/01/2037	5.000%	3,000,000	3,409,350
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,172,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	3,000,000	3,019,860
County of Sacramento Airport System(c)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/2039	5.250%	1,000,000	1,005,080
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,324,720
San Diego County Regional Airport Authority(c)
Revenue Bonds
Subordinated Series 2017B AMT
07/01/2047	5.000%	1,000,000	1,114,190
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/2025	5.750%	1,500,000	1,500,000
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,588,559
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	3,305,000	3,662,799
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,544,080
Total			46,142,208
Charter Schools 4.3%
California Municipal Finance Authority(e)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	3,000,000	2,991,210
California School Finance Authority(e)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,870,400
08/01/2046	5.000%	2,250,000	2,397,487
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,277,830
07/01/2045	5.000%	1,705,000	1,825,561
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,613,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,077,850
Series 2015A
07/01/2045	5.000%	1,000,000	1,074,590
Series 2017
07/01/2047	5.000%	1,500,000	1,635,690
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,352,680
07/01/2046	6.375%	420,000	469,375
Total			21,586,561
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,200,480
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,800,615
Total			6,001,095
Higher Education 7.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,689,917
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,207,420
Revenue Bonds
California Lutheran University
Series 2008
10/01/2038	5.750%	3,000,000	3,049,320
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,716,250
Series 2015
04/01/2040	5.000%	2,500,000	2,726,850
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,302,913
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	4,500,000	4,783,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,124,510
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,080,020
10/01/2042	5.000%	2,360,000	2,543,986
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,003,587
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,440,850
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,554,994
11/01/2043	5.875%	1,875,000	2,076,187
Total			37,300,079
Hospital 15.9%
California Health Facilities Financing Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health Obligation Group
Series 2011B
08/15/2031	5.875%	1,815,000	1,976,880
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,469,000
Sutter Health
Series 2017A
11/15/2048	4.000%	5,510,000	5,536,007
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,170,326
Series 2011A
03/01/2041	5.250%	3,000,000	3,192,660
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,445,360
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,121,940
Lucile Packard Stanford Hospital
Series 2016
08/15/2055	5.000%	1,000,000	1,111,590

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2056	5.000%	1,000,000	1,118,140
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,566,795
Series 2013A
07/01/2037	5.000%	2,000,000	2,218,240
Sutter Health
Series 2018A
11/15/2048	5.000%	2,500,000	2,806,100
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,175,040
Series 2017A
02/01/2042	4.000%	2,000,000	2,001,360
02/01/2047	5.000%	2,000,000	2,164,700
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,308,200
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2042	6.000%	2,000,000	2,183,940
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,295,407
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,095,240
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,087,950
Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,442,452
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,660,000	3,937,501
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2056	5.250%	500,000	531,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,160,980
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,945,760
01/01/2047	5.000%	2,000,000	2,182,360
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/2040	5.000%	4,770,000	5,146,878
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2039	5.000%	2,000,000	2,144,360
Total			80,536,581
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/2034	5.875%	1,000,000	1,040,760
Local Appropriation 1.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,107,870
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,560,000	1,625,208
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,159,080
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,066,280
Victor Elementary School District
Certificate of Participation
School Construction Refinancing Project
Series 1996 (NPFGC)
05/01/2018	6.450%	635,000	635,082
Total			7,593,520

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.1%
Central Unified School District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2047	4.000%	1,500,000	1,536,090
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2042	4.000%	2,250,000	2,330,910
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,067,253
08/01/2030	0.000%	1,000,000	608,810
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,298,817
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,136,637
09/01/2032	0.000%	1,000,000	567,460
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	860,475
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	776,617
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,276,730
Marin Healthcare District
Unlimited General Obligation Bonds
Election 2013
Series 2017A
08/01/2047	4.000%	2,500,000	2,552,275
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,054,220
08/01/2033	0.000%	2,000,000	1,129,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount San Jacinto Community College District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2043	4.000%	3,000,000	3,125,490
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	750,000	804,285
Series 2015A
08/01/2040	5.000%	1,000,000	1,117,620
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	559,930
08/01/2034	0.000%	1,610,000	855,490
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,513,185
Riverside Community College District(f)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	374,994
08/01/2031	0.000%	1,000,000	592,030
Rocklin Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	2,580,000	2,359,487
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,670,050
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2039	5.000%	4,000,000	4,350,240
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,653,945
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	925,000	999,925
Total			41,172,785

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	998,410
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,340,712
Caritas Affordable Housing
Senior Series 2014
08/15/2049	5.250%	3,500,000	3,793,405
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,081,840
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/2040	5.000%	1,000,000	1,100,590
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,134,420
Revenue Bonds
Series 2017
05/15/2047	5.000%	2,500,000	2,763,825
Total			13,213,202
Municipal Power 0.8%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2028	5.000%	1,325,000	1,342,265
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,076,260
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,340,000	1,389,245
Total			3,807,770
Other Bond Issue 0.8%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,188,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,660,500
Total			3,848,760
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,231,400
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,473,100
Total			10,704,500
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,394,100
Refunded / Escrowed 7.3%
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,135,310
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	545,000	621,932
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	8.741%	245,000	286,829
County of Riverside(c)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	2,500,000	2,903,925
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,242,048
Riverside County Transportation Commission
Prerefunded 06/01/20 Revenue Bonds
Limited Tax
Series 2010A
06/01/2032	5.000%	5,000,000	5,324,150

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2026	6.125%	500,000	556,410
08/01/2031	6.250%	2,600,000	2,901,990
08/01/2041	6.625%	1,600,000	1,799,536
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,618,760
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,133,250
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,424,135
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,748,040
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2026	6.000%	1,000,000	1,127,200
09/01/2032	6.500%	2,000,000	2,282,960
Total			37,106,475
Resource Recovery 0.1%
California Municipal Finance Authority(c),(e),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750
Retirement Communities 5.5%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,424,268
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/2045	5.000%	3,000,000	3,312,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,842,789
07/01/2044	5.000%	700,000	771,582
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2031	5.000%	1,500,000	1,796,535
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,004,302
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,425,100
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,513,155
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	275,077
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,579,560
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,263,480
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,355,187
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,152,921
Total			27,716,766
Special Property Tax 11.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,505,000	1,561,242
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	705,000	730,888

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,298,200
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,349,920
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,694,150
09/01/2038	5.000%	625,000	667,000
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,678,399
09/01/2036	5.000%	2,435,000	2,646,261
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	65,000	66,028
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	805,852
09/01/2044	5.000%	1,025,000	1,098,349
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	868,936
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,609,095
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,431,183
Elk Grove Unified School District(f)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2018	0.000%	2,720,000	2,680,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,358,920
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	2,100,000	2,235,450
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,381,300
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,104,180
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project
Series 1998C (NPFGC)
07/01/2018	5.375%	1,665,000	1,673,558
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,431,456
08/01/2040	5.750%	2,000,000	2,208,680
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	1,500,000	1,500,300
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,747,830
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,355,000	1,457,384
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,435,000	1,597,571
Riverside County Public Financing Authority
Tax Allocation Bonds
Series 2017A (BAM)
10/01/2040	4.000%	1,250,000	1,274,562

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,459,100
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,108,310
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,394,487
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	685,946
09/01/2031	5.000%	685,000	733,320
09/01/2033	5.000%	505,000	539,779
Total			60,078,386
State Appropriated 6.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,785,700
11/01/2037	5.000%	6,825,000	7,512,960
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,563,233
Series 2013A
03/01/2032	5.000%	1,500,000	1,663,095
03/01/2038	5.000%	2,500,000	2,747,975
Series 2014B
10/01/2039	5.000%	1,000,000	1,107,270
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,462,850
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,307,831
Total			31,150,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 7.2%
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,132,510
04/01/2031	5.750%	2,750,000	2,847,982
04/01/2035	6.000%	4,000,000	4,150,400
04/01/2038	6.000%	10,500,000	10,891,860
11/01/2039	5.500%	4,965,000	5,225,365
Series 2010
03/01/2030	5.250%	1,000,000	1,062,950
03/01/2033	6.000%	4,000,000	4,305,600
03/01/2040	5.500%	4,800,000	5,120,064
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			36,738,737
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/2029	5.000%	1,000,000	1,126,570
Turnpike / Bridge / Toll Road 4.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2042	4.000%	3,500,000	3,622,080
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,237,058
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,671,050
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,144,553
06/01/2033	0.000%	2,940,000	1,556,936
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,606,700
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,658,730

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,407,150
Total			20,904,257
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,535,668
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,232,260
Total			5,767,928
Total Municipal Bonds (Cost $474,922,631)			495,343,704
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(i)	3,387,925	3,387,925
Total Money Market Funds (Cost $3,387,886)		3,387,925
Total Investments in Securities (Cost: $484,615,517)		505,036,629
Other Assets & Liabilities, Net		2,099,246
Net Assets		507,135,875

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $33,609,646, which represents 6.63% of net assets.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2018.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2018, the value of these securities amounted to $411,750, which represents 0.08% of net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	6,305,000	—	6,305,000
Municipal Bonds	—	495,343,704	—	495,343,704
Money Market Funds	3,387,925	—	—	3,387,925
Total Investments in Securities	3,387,925	501,648,704	—	505,036,629
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $484,615,517)	$505,036,629
Cash	315,728
Receivable for:
Investments sold	49,355
Capital shares sold	1,535,104
Interest	6,029,417
Expense reimbursement due from Investment Manager	427
Prepaid expenses	707
Trustees’ deferred compensation plan	86,692
Total assets	513,054,059
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,431,520
Capital shares purchased	784,441
Distributions to shareholders	1,494,119
Management services fees	19,419
Distribution and/or service fees	9,149
Transfer agent fees	30,892
Compensation of board members	31,070
Compensation of chief compliance officer	21
Other expenses	30,861
Trustees’ deferred compensation plan	86,692
Total liabilities	5,918,184
Net assets applicable to outstanding capital stock	$507,135,875
Represented by
Paid in capital	486,174,853
Undistributed net investment income	402,530
Accumulated net realized gain	137,380
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	20,421,112
Total - representing net assets applicable to outstanding capital stock	$507,135,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$326,129,667
Shares outstanding	43,483,938
Net asset value per share	$7.50
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.73
Advisor Class
Net assets	$1,345,545
Shares outstanding	179,364
Net asset value per share	$7.50
Class C
Net assets	$42,871,212
Shares outstanding	5,715,206
Net asset value per share	$7.50
Institutional Class
Net assets	$132,893,625
Shares outstanding	17,712,843
Net asset value per share	$7.50
Institutional 2 Class
Net assets	$111,885
Shares outstanding	14,890
Net asset value per share	$7.51
Institutional 3 Class
Net assets	$3,783,941
Shares outstanding	501,799
Net asset value per share	$7.54
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,637
Interest	11,020,471
Total income	11,029,108
Expenses:
Management services fees	1,183,540
Distribution and/or service fees
Class A	414,180
Class C	223,956
Transfer agent fees
Class A	130,558
Advisor Class	719
Class C	17,638
Institutional Class	49,748
Institutional 2 Class	37
Institutional 3 Class	161
Compensation of board members	12,805
Custodian fees	2,283
Printing and postage fees	13,277
Registration fees	7,505
Audit fees	17,042
Legal fees	5,740
Compensation of chief compliance officer	102
Other	9,889
Total expenses	2,089,180
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5,565)
Fees waived by distributor
Class C	(67,187)
Fees waived by transfer agent
Institutional 2 Class	(4)
Total net expenses	2,016,424
Net investment income	9,012,684
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,166,119
Futures contracts	(142,022)
Net realized gain	1,024,097
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,074,533)
Net change in unrealized appreciation (depreciation)	(13,074,533)
Net realized and unrealized loss	(12,050,436)
Net decrease in net assets resulting from operations	$(3,037,752)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income	$9,012,684	$18,798,201
Net realized gain	1,024,097	2,292,212
Net change in unrealized appreciation (depreciation)	(13,074,533)	(14,628,267)
Net increase (decrease) in net assets resulting from operations	(3,037,752)	6,462,146
Distributions to shareholders
Net investment income
Class A	(5,839,127)	(12,539,569)
Advisor Class	(34,490)	(54,996)
Class B	—	(1,944)
Class C	(688,205)	(1,565,900)
Institutional Class	(2,381,861)	(4,596,446)
Institutional 2 Class	(1,991)	(31,011)
Institutional 3 Class	(67,005)	(13,192)
Net realized gains
Class A	(1,653,430)	(2,430,270)
Advisor Class	(15,264)	(5,881)
Class B	—	(779)
Class C	(227,726)	(347,347)
Institutional Class	(608,422)	(764,897)
Institutional 2 Class	(381)	(8,670)
Institutional 3 Class	(16,282)	—
Total distributions to shareholders	(11,534,184)	(22,360,902)
Increase (decrease) in net assets from capital stock activity	8,497,997	(33,464,567)
Total decrease in net assets	(6,073,939)	(49,363,323)
Net assets at beginning of period	513,209,814	562,573,137
Net assets at end of period	$507,135,875	$513,209,814
Undistributed net investment income	$402,530	$402,525

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,238,559	17,023,504	3,957,900	30,367,387
Distributions reinvested	820,656	6,241,444	1,626,928	12,423,874
Redemptions	(3,552,673)	(26,992,582)	(10,172,978)	(77,679,469)
Net decrease	(493,458)	(3,727,634)	(4,588,150)	(34,888,208)
Advisor Class
Subscriptions	39,805	302,988	363,577	2,808,130
Distributions reinvested	6,492	49,517	7,858	60,345
Redemptions	(285,531)	(2,196,509)	(81,470)	(621,768)
Net increase (decrease)	(239,234)	(1,844,004)	289,965	2,246,707
Class B
Subscriptions	—	—	76	581
Distributions reinvested	—	—	231	1,752
Redemptions	—	—	(15,663)	(120,163)
Net decrease	—	—	(15,356)	(117,830)
Class C
Subscriptions	288,681	2,201,000	938,044	7,182,268
Distributions reinvested	82,850	630,312	163,113	1,245,574
Redemptions	(684,036)	(5,203,253)	(1,940,048)	(14,868,904)
Net decrease	(312,505)	(2,371,941)	(838,891)	(6,441,062)
Institutional Class
Subscriptions	3,646,939	27,803,179	5,916,743	45,191,723
Distributions reinvested	184,780	1,404,944	273,760	2,095,923
Redemptions	(1,772,509)	(13,500,781)	(5,673,586)	(43,518,156)
Net increase	2,059,210	15,707,342	516,917	3,769,490
Institutional 2 Class
Subscriptions	4,636	35,794	4,402	33,365
Distributions reinvested	282	2,144	5,159	39,244
Redemptions	(102)	(779)	(169,162)	(1,305,541)
Net increase (decrease)	4,816	37,159	(159,601)	(1,232,932)
Institutional 3 Class
Subscriptions	142,028	1,087,413	411,114	3,201,728
Distributions reinvested	10,867	83,047	1,666	12,932
Redemptions	(61,895)	(473,385)	(1,981)	(15,392)
Net increase	91,000	697,075	410,799	3,199,268
Total net increase (decrease)	1,109,829	8,497,997	(4,384,317)	(33,464,567)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$7.72	0.13	(0.18)	(0.05)	(0.13)	(0.04)
Year Ended 10/31/2017	$7.94	0.28	(0.17)	0.11	(0.28)	(0.05)
Year Ended 10/31/2016	$7.90	0.29	0.08	0.37	(0.29)	(0.04)
Year Ended 10/31/2015	$7.99	0.30	(0.05)	0.25	(0.30)	(0.04)
Year Ended 10/31/2014	$7.54	0.31	0.51	0.82	(0.31)	(0.06)
Year Ended 10/31/2013	$7.99	0.31	(0.45)	(0.14)	(0.30)	(0.01)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$7.72	0.14	(0.18)	(0.04)	(0.14)	(0.04)
Year Ended 10/31/2017	$7.94	0.29	(0.16)	0.13	(0.30)	(0.05)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)
Year Ended 10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)
Year Ended 10/31/2013(h)	$7.97	0.20	(0.42)	(0.22)	(0.20)	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$7.72	0.12	(0.19)	(0.07)	(0.11)	(0.04)
Year Ended 10/31/2017	$7.94	0.24	(0.17)	0.07	(0.24)	(0.05)
Year Ended 10/31/2016	$7.90	0.25	0.09	0.34	(0.26)	(0.04)
Year Ended 10/31/2015	$7.99	0.27	(0.06)	0.21	(0.26)	(0.04)
Year Ended 10/31/2014	$7.54	0.28	0.51	0.79	(0.28)	(0.06)
Year Ended 10/31/2013	$7.99	0.27	(0.44)	(0.17)	(0.27)	(0.01)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$7.72	0.14	(0.18)	(0.04)	(0.14)	(0.04)
Year Ended 10/31/2017	$7.94	0.30	(0.17)	0.13	(0.30)	(0.05)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)
Year Ended 10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)
Year Ended 10/31/2013	$8.00	0.33	(0.45)	(0.12)	(0.32)	(0.01)
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.73	0.14	(0.18)	(0.04)	(0.14)	(0.04)
Year Ended 10/31/2017	$7.95	0.30	(0.17)	0.13	(0.30)	(0.05)
Year Ended 10/31/2016(i)	$7.96	0.21	(0.01) (j)	0.20	(0.21)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	—	$7.50	(0.64%)	0.82% (c)	0.82% (c)	3.52% (c)	4%	$326,130
(0.33)	—	$7.72	1.49%	0.82% (d)	0.81% (d),(e)	3.61%	17%	$339,354
(0.33)	—	$7.94	4.78%	0.87%	0.81% (e)	3.62%	13%	$385,410
(0.34)	0.00 (f)	$7.90	3.16% (g)	0.88%	0.79% (e)	3.81%	12%	$370,795
(0.37)	—	$7.99	11.22%	0.88%	0.79% (e)	4.05%	14%	$359,825
(0.31)	—	$7.54	(1.80%)	0.87%	0.78% (e)	3.91%	14%	$357,344

(0.18)	—	$7.50	(0.52%)	0.57% (c)	0.57% (c)	3.75% (c)	4%	$1,346
(0.35)	—	$7.72	1.75%	0.57% (d)	0.56% (d),(e)	3.82%	17%	$3,231
(0.35)	—	$7.94	5.04%	0.63%	0.57% (e)	3.87%	13%	$1,021
(0.36)	0.00 (f)	$7.90	3.42% (g)	0.63%	0.54% (e)	4.05%	12%	$120
(0.39)	—	$7.99	11.35%	0.62%	0.54% (e)	4.25%	14%	$22
(0.20)	—	$7.55	(2.75%)	0.60% (c)	0.53% (c),(e)	4.32% (c)	14%	$2

(0.15)	—	$7.50	(0.87%)	1.57% (c)	1.27% (c)	3.07% (c)	4%	$42,871
(0.29)	—	$7.72	1.03%	1.57% (d)	1.26% (d),(e)	3.16%	17%	$46,521
(0.30)	—	$7.94	4.31%	1.62%	1.26% (e)	3.16%	13%	$54,502
(0.30)	0.00 (f)	$7.90	2.70% (g)	1.63%	1.24% (e)	3.36%	12%	$43,775
(0.34)	—	$7.99	10.72%	1.63%	1.24% (e)	3.59%	14%	$41,962
(0.28)	—	$7.54	(2.24%)	1.62%	1.23% (e)	3.46%	14%	$39,465

(0.18)	—	$7.50	(0.52%)	0.57% (c)	0.57% (c)	3.78% (c)	4%	$132,894
(0.35)	—	$7.72	1.74%	0.57% (d)	0.56% (d),(e)	3.86%	17%	$120,839
(0.35)	—	$7.94	5.04%	0.62%	0.56% (e)	3.87%	13%	$120,169
(0.36)	0.00 (f)	$7.90	3.42% (g)	0.63%	0.54% (e)	4.06%	12%	$106,799
(0.39)	—	$7.99	11.35%	0.63%	0.54% (e)	4.30%	14%	$75,032
(0.33)	—	$7.55	(1.54%)	0.62%	0.53% (e)	4.16%	14%	$70,850

(0.18)	—	$7.51	(0.51%)	0.56% (c)	0.56% (c)	3.80% (c)	4%	$112
(0.35)	—	$7.73	1.75%	0.55% (d)	0.53% (d)	3.95%	17%	$78
(0.21)	—	$7.95	2.45%	0.55% (c)	0.52% (c)	4.01% (c)	13%	$1,349
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.76	0.15	(0.19)	(0.04)	(0.14)	(0.04)
Year Ended 10/31/2017(k)	$7.63	0.20	0.13 (j)	0.33	(0.20)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class
10/31/2017	0.01%	0.01%	0.01%	0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	—	$7.54	(0.48%)	0.50% (c)	0.50% (c)	3.85% (c)	4%	$3,784
(0.20)	—	$7.76	4.34%	0.52% (c)	0.51% (c)	3.93% (c)	17%	$3,187
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	23

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (formerly known as Columbia California Tax-Exempt Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective January 22, 2018, Columbia California Tax-Exempt Fund was renamed Columbia Strategic California Municipal Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other
24	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(142,022)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,920,395

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2018.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
28	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Effective March 1, 2018 through February 28, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $10,392. The liability remaining at April 30, 2018 for non-recurring charges associated with the lease amounted to $3,980 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	47,804
Class C	34
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.82%	0.82%
Advisor Class	0.57	0.57
Class C	1.57	1.57
Institutional Class	0.57	0.57
Institutional 2 Class	0.54	0.575
Institutional 3 Class	0.50	0.525
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2018 through February 28, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
30	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
484,616,000	24,404,000	(3,982,000)	20,422,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,884,984 and $19,228,194, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 23.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
32	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Strategic California Municipal Income Fund | Semiannual Report 2018

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Columbia Strategic California Municipal Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR123_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia AMT-Free Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Intermediate Muni Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Deborah Vargo
Co-Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-1.42	0.69	1.65	3.39
	Including sales charges		-4.42	-2.30	1.04	3.07
Advisor Class*		03/19/13	-1.23	0.89	1.85	3.59
Class C	Excluding sales charges	11/25/02	-1.74	-0.06	1.05	2.99
	Including sales charges		-2.71	-1.04	1.05	2.99
Institutional Class		06/14/93	-1.23	0.89	1.86	3.60
Institutional 2 Class*		11/08/12	-1.30	0.96	1.94	3.64
Institutional 3 Class*		03/01/17	-1.17	1.01	1.88	3.61
Class T*	Excluding sales charges	04/03/17	-1.35	0.64	1.59	3.33
	Including sales charges		-3.82	-1.89	1.09	3.07
Class V	Excluding sales charges	06/26/00	-1.40	0.74	1.70	3.44
	Including sales charges		-6.12	-4.03	0.72	2.93
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-1.29	0.87	2.10	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	4.1
AA rating	32.2
A rating	43.8
BBB rating	13.8
BB rating	1.0
CCC rating	0.6
Not rated	4.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2018)
California	18.0
Texas	11.2
New York	10.7
Illinois	9.6
Florida	8.1
Pennsylvania	3.5
Massachusetts	3.5
Colorado	2.9
North Carolina	2.7
New Jersey	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	985.80	1,020.98	3.79	3.86	0.77
Advisor Class	1,000.00	1,000.00	987.70	1,021.97	2.81	2.86	0.57
Class C	1,000.00	1,000.00	982.60	1,017.75	6.98	7.10	1.42
Institutional Class	1,000.00	1,000.00	987.70	1,021.97	2.81	2.86	0.57
Institutional 2 Class	1,000.00	1,000.00	987.00	1,022.32	2.46	2.51	0.50
Institutional 3 Class	1,000.00	1,000.00	988.30	1,022.56	2.22	2.26	0.45
Class T	1,000.00	1,000.00	986.50	1,020.73	4.04	4.11	0.82
Class V	1,000.00	1,000.00	986.00	1,021.22	3.55	3.61	0.72
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.6%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.550%	5,000,000	5,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2012 (State Street Bank)
06/15/2032	1.530%	2,770,000	2,770,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.560%	3,000,000	3,000,000
Total			10,770,000
Pennsylvania 0.1%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
Series 2013 (Wells Fargo Bank)
10/01/2043	1.530%	1,350,000	1,350,000
Utah 0.4%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.570%	2,000,000	2,000,000
Series 2005B
05/15/2037	1.570%	5,130,000	5,130,000
Total			7,130,000
Total Floating Rate Notes (Cost $19,250,000)			19,250,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.4%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	7,000,000	7,498,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 0.3%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2026	5.000%	1,250,000	1,339,500
02/15/2036	5.000%	2,800,000	2,902,088
Total			4,241,588
Arkansas 0.7%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2029	5.000%	4,695,000	5,242,953
12/01/2031	5.000%	5,185,000	5,757,476
Total			11,000,429
California 17.8%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,133,360
04/01/2029	5.000%	1,650,000	1,860,111
04/01/2030	5.000%	1,700,000	1,907,451
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,672,852
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,981,455
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,673,550
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2033	5.000%	625,000	714,163
10/01/2034	5.000%	570,000	648,837
Retirement Housing Foundation
Series 2017
11/15/2032	5.000%	850,000	1,022,329
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,243,460
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,144,642
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,758,469
Series 2012A
04/01/2028	5.000%	10,000,000	11,024,600
Series 2013I
11/01/2028	5.250%	9,225,000	10,551,001
11/01/2029	5.000%	5,000,000	5,641,050
11/01/2031	5.500%	2,930,000	3,367,508
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,286,556
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,466,450
Series 2017
05/15/2033	5.000%	1,350,000	1,523,542
05/15/2034	5.000%	1,000,000	1,124,400
05/15/2035	5.000%	2,200,000	2,468,224
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,190,885
11/15/2031	5.000%	1,000,000	1,141,960
11/15/2032	5.000%	1,610,000	1,831,552
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2033	5.000%	550,000	615,208
01/01/2035	4.000%	1,000,000	1,007,140
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	5,110,000	5,297,792
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	1,665,000	1,805,443
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,093,410
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,900,947
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,637,800
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,323,702
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,551,450
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,620,120
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,200,100
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	6,102,992
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	15,276,910
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,462,390
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	17,746,960

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airports Commission - San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/2029	4.900%	4,800,000	5,012,304
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	18,886,743
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	12,000,000	13,514,280
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,769,400
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,649,500
07/01/2030	5.000%	15,875,000	16,874,807
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	5,000,000	5,709,400
Various Purpose
Series 2009
10/01/2022	5.250%	25,000,000	26,176,750
Series 2010
03/01/2025	5.000%	1,000,000	1,055,490
Series 2011
09/01/2031	5.000%	10,000,000	10,941,400
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,124,390
09/01/2033	5.000%	1,250,000	1,405,488
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	6,913,902
Total			302,054,625
Colorado 2.9%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/2031	5.000%	4,560,000	5,487,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,984,600
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,347,040
Series 2015
12/01/2026	5.000%	1,860,000	2,066,832
12/01/2028	5.000%	1,000,000	1,101,890
12/01/2030	5.000%	1,400,000	1,530,648
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,208,660
NCMC, Inc. Project
Series 2016
05/15/2027	5.000%	1,440,000	1,653,149
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,680,435
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,331,633
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	9,135,000	9,684,836
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	911,624
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,168,350
Total			49,157,064
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,692,149
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	695,000	734,990

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	4,272,000	4,624,867
Total			7,052,006
Delaware 0.1%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
BayHealth Medical Center Project
Series 2017
07/01/2033	4.000%	525,000	546,241
07/01/2034	4.000%	500,000	517,055
07/01/2035	4.000%	500,000	513,900
Total			1,577,196
District of Columbia 2.5%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,411,990
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,000,000	3,254,880
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/2025	5.250%	8,920,000	9,046,129
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	16,910,929
10/01/2025	0.000%	7,500,000	5,820,000
10/01/2026	0.000%	5,000,000	3,724,800
Total			42,168,728
Florida 8.0%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2031	4.000%	2,000,000	2,112,620
Series 2016A
07/01/2031	4.000%	12,000,000	12,675,720
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/2021	5.000%	16,965,000	18,372,077
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2019	5.875%	685,000	700,878
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,568,987
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,411,686
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,898,803
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2029	5.000%	500,000	563,535
10/01/2031	5.000%	600,000	673,248
10/01/2033	5.000%	1,215,000	1,359,549
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2017B
10/01/2035	4.000%	5,000,000	5,235,700
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	22,043,800
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,582,566
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,171,712
Series 2017A
10/01/2027	5.000%	5,000,000	5,927,400
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,777,520
10/01/2032	5.000%	2,300,000	2,550,953
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,000,000	2,254,160

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,405,076
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,247,890
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	8,500,000	9,700,200
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,288,837
08/01/2027	5.000%	2,500,000	2,853,100
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,781,775
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,247,891
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,586,445
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,201,237
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	88,184
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,683,182
Total			135,964,731
Georgia 1.4%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,242,260
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	2,500,000	2,866,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,365,350
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,102,299
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,097,360
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	440,206
06/01/2034	0.000%	3,750,000	1,313,213
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/2031	4.000%	5,000,000	5,254,250
Total			23,681,038
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,298,264
Illinois 9.4%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,786,094
Series 2016B
01/01/2035	4.000%	3,500,000	3,592,890
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,239,980
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,348,757

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,815,278
01/01/2029	5.000%	2,500,000	2,711,950
01/01/2030	5.000%	3,000,000	3,247,800
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2029	5.000%	2,500,000	2,749,525
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	7,485,000	8,047,273
12/01/2030	5.250%	1,925,000	2,067,566
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,351,178
Series 2015A
01/01/2023	5.000%	5,000,000	5,262,700
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,117,270
01/01/2032	5.250%	3,845,000	3,979,767
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	7,734,624
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,406,338
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,119,200
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,519,863
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,720,800
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/2031	4.000%	12,000,000	12,506,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,986,174
01/01/2033	5.000%	2,000,000	2,201,380
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2019	5.000%	5,000,000	5,154,050
06/01/2021	5.250%	12,000,000	12,998,280
Series 2017
06/01/2027	5.000%	2,185,000	2,489,742
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,679,235
Series 2014
02/01/2031	5.250%	5,000,000	5,136,700
Total			159,970,814
Indiana 0.7%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,545,040
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,917,930
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,717,395
Total			11,180,365
Kentucky 0.3%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,461,440
Louisiana 0.8%
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2025	6.000%	4,250,000	4,355,697

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,862,704
Total			14,218,401
Maryland 0.8%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,029,680
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,445,171
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	11,868,700
Total			14,343,551
Massachusetts 3.4%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,575,800
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	10,000,000	7,054,500
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	2,210,000	2,403,309
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,629,150
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,105,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,806,703
08/15/2032	5.000%	4,120,000	4,621,115
08/15/2033	5.000%	4,845,000	5,407,553
Revenue Bonds
Dana-Farber Cancer Institute
Series 2016
12/01/2034	5.000%	1,000,000	1,133,300
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,427,114
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,963,380
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,133,993
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	12,530,000	13,017,166
Total			58,278,713
Michigan 2.0%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,179,740
07/01/2027	5.250%	1,500,000	1,608,630
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015
05/15/2029	5.000%	1,800,000	2,041,452
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	876,664
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,662,076
Trinity Health Corp.
Series 2017
12/01/2034	5.000%	1,500,000	1,725,240
12/01/2035	5.000%	2,000,000	2,294,980

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Credit
Series 2017
12/01/2031	5.000%	2,500,000	2,896,950
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,484,650
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,106,410
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,489,468
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/2027	5.000%	1,000,000	1,089,410
11/15/2028	5.000%	1,000,000	1,088,700
11/15/2029	5.000%	1,205,000	1,310,173
Wayne County Airport Authority
Refunding Revenue Bonds
Series 2017C
12/01/2027	5.000%	1,000,000	1,160,020
Total			33,014,563
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,118,453
05/01/2030	5.000%	850,000	969,510
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,075,741
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	745,000	784,202
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	1,075,000	1,057,295
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,222,084
11/15/2035	4.000%	755,000	777,952
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,276,800
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,034,500
Total			18,316,537
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,999,485
Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,037,607
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,421,173
02/01/2029	5.000%	5,975,000	6,460,230
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,866,294
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,242,560
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	325,000	327,753

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,440,000	1,530,259
Total			21,885,876
Nebraska 0.8%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,318,700
Nevada 2.3%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,514,745
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,118,480
09/01/2033	5.000%	1,000,000	1,110,070
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2020	6.500%	2,700,000	2,708,397
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/2030	4.000%	9,360,000	9,849,528
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/2028	5.000%	10,740,000	11,245,532
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien
Series 2009C (AGM)
07/01/2025	5.000%	8,190,000	8,482,628
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	750,000	757,680
Total			38,787,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.5%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 07/01/19 Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,674,919
New Jersey 2.5%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	908,355
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,290,280
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/2020	5.750%	1,325,000	1,438,526
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,061,240
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,040,310
Subordinated Series 2017A
07/01/2029	3.125%	3,475,000	3,377,283
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,146,091
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2006A
12/15/2020	5.250%	1,000,000	1,061,690
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,142,223
12/15/2022	5.250%	4,000,000	4,414,440
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2029	5.000%	5,880,000	6,952,042

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017E
01/01/2029	5.000%	1,500,000	1,773,480
Series 2017G
01/01/2035	5.000%	8,500,000	9,747,630
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	611,130
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,217,060
Total			43,181,780
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,497,220
New York 10.0%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2024	5.000%	700,000	789,985
07/01/2025	5.000%	1,000,000	1,140,480
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	13,788,947
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,713,150
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2030	5.000%	1,535,000	1,763,408
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,505,550
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	7,355,000	7,581,387
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,750,000	4,906,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2026	5.500%	14,635,000	15,236,498
07/01/2027	5.500%	10,675,000	11,113,743
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,500,000	3,627,925
General Purpose
Series 2017A
02/15/2027	5.000%	10,000,000	11,839,400
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,576,335
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,082,440
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,679,733
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,566,539
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/2021	5.500%	6,345,000	7,018,268
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/2020	5.500%	10,840,000	11,580,480
Series 2012I
01/01/2024	5.000%	8,500,000	9,298,575
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,124,330
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2020	5.000%	10,460,000	10,515,438
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/2020	5.500%	20,000,000	21,312,000

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th
Series 2009
09/01/2026	4.750%	1,000,000	1,024,520
Total			168,786,071
North Carolina 2.7%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,602,582
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	21,105,000	21,549,682
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,055,560
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,203,455
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,277,840
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	11,634,100
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,268,424
04/01/2036	4.000%	1,000,000	1,052,700
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,161,319
06/01/2032	4.000%	500,000	527,545
Total			45,333,207
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.8%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,193,140
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,139,040
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2031	5.000%	3,000,000	3,462,540
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,187,000
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	4,021,125
Series 2017
01/01/2029	5.000%	5,000,000	5,958,200
Total			30,961,045
Oklahoma 0.1%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,273,880
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,050,930
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	3,981,891
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	3,500,000	3,989,790
Total			9,022,611

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 3.4%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,707,465
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,780,725
01/01/2028	5.000%	3,840,000	4,244,429
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,582,865
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,983,580
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,049,267
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,421,005
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,331,315
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	1,975,809
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,589,356
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,306,925
Revenue Bonds
Series 2015B
12/01/2030	5.000%	525,000	593,429
Series 2016A-1
12/01/2036	5.000%	3,250,000	3,604,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,634,600
Total			57,805,702
Rhode Island 0.4%
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/2021	5.250%	2,000,000	2,075,860
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,408,844
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/2030	6.250%	500,000	522,470
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,464,359
10/01/2034	4.000%	525,000	540,067
Total			7,011,600
South Carolina 1.9%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,156,730
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,631,127
11/01/2032	5.000%	5,000,000	5,564,500
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,399,200
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,661,945

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	623,306
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	407,712
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,806,540
Series 2016A
12/01/2030	5.000%	4,000,000	4,433,880
Total			32,684,940
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,144,940
11/01/2027	5.000%	530,000	605,281
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,955,442
09/01/2030	5.000%	2,250,000	2,576,318
Total			6,281,981
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,091,720
10/01/2030	5.000%	500,000	543,820
Total			1,635,540
Texas 11.1%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,102,636
Austin Independent School District
Unlimited General Obligation Bonds
Permanent School Fund Guaranteed
Series 2017
08/01/2027	5.000%	2,960,000	3,488,982
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,612,732
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,324,175
Series 2010 Escrowed to Maturity
01/01/2019	5.750%	565,000	579,492
Series 2015A
01/01/2030	5.000%	1,550,000	1,729,397
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,231,475
08/15/2032	5.000%	6,000,000	6,567,360
08/15/2034	5.000%	10,240,000	11,153,715
City of Arlington
Refunding Special Tax Bonds
Senior Lien
Series 2017 (AGM)
02/15/2030	5.000%	1,000,000	1,127,160
02/15/2031	5.000%	1,000,000	1,124,540
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2034	5.000%	800,000	909,368
11/15/2035	5.000%	1,000,000	1,134,310
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,357,823
09/01/2029	5.000%	1,500,000	1,664,445
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,106,590
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,632,660
City of Houston Combined Utility System
Refunding Revenue Bonds
Combination 1st Lien
Series 2017B
11/15/2034	5.000%	2,710,000	3,124,982
11/15/2035	5.000%	4,055,000	4,665,115

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,431,400
City of Lubbock
Limited General Obligation Notes
CTFS Obligation
Series 2016
02/15/2033	4.000%	1,000,000	1,049,080
02/15/2034	4.000%	1,000,000	1,042,790
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2017
02/01/2029	5.000%	1,000,000	1,181,680
02/01/2030	5.000%	1,820,000	2,144,142
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,734,025
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	21,380,000	22,810,750
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,827,960
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	545,305
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	601,698
05/15/2031	6.500%	465,000	522,972
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	12,042,238
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,249,937
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,327,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
07/01/2030	5.000%	7,800,000	6,530,160
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	599,299
08/15/2037	5.000%	530,000	524,785
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,137,650
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,697,056
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,562,896
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/2021	5.000%	2,300,000	2,494,833
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,719,187
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,338,190
Texas Water Development Board
Revenue Bonds
Series 2017A
04/15/2029	5.000%	3,000,000	3,577,740
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	779,985
Total			188,109,915
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2031	5.000%	750,000	870,030
07/01/2032	5.000%	1,000,000	1,153,970
07/01/2033	5.000%	1,000,000	1,149,660
Total			3,173,660

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vermont 0.8%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	13,962,668
Virgin Islands, U.S. 0.0%
Virgin Islands Water & Power Authority - Electric System(g)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	455,000	309,400
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	997,310
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,518,660
Total			2,515,970
Washington 1.5%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	2,926,818
12/01/2030	5.750%	2,820,000	2,814,839
State of Washington
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/2026	5.000%	7,000,000	7,272,160
Unlimited General Obligation Bonds
Series 2015A-1
08/01/2030	5.000%	8,720,000	10,037,941
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	337,738
07/01/2035	6.750%	1,090,000	1,152,501
Total			24,541,997
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,515,000	3,911,000
Wisconsin 1.3%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,513,482
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,090,480
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/2022	5.000%	1,000,000	1,031,590
05/01/2023	5.125%	14,000,000	14,458,080
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,110,730
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,688,950
Total			21,893,312
Total Municipal Bonds (Cost $1,602,949,216)			1,655,038,202

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(h)	361,289	361,289
Total Money Market Funds (Cost $361,289)		361,289
Total Investments in Securities (Cost $1,622,560,505)		1,674,649,491
Other Assets & Liabilities, Net		22,212,248
Net Assets		$1,696,861,739

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $17,616,617, which represents 1.04% of net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2018, the value of these securities amounted to $88,184, which represents 0.01% of net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2018.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $309,400, which represents 0.02% of net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	19,250,000	—	19,250,000
Municipal Bonds	—	1,655,038,202	—	1,655,038,202
Money Market Funds	361,289	—	—	361,289
Total Investments in Securities	361,289	1,674,288,202	—	1,674,649,491
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	21

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,622,560,505)	$1,674,649,491
Cash	6,593,275
Receivable for:
Investments sold	204,900
Capital shares sold	1,074,176
Interest	21,981,259
Expense reimbursement due from Investment Manager	9,032
Prepaid expenses	2,749
Trustees’ deferred compensation plan	254,625
Other assets	31,624
Total assets	1,704,801,131
Liabilities
Payable for:
Capital shares purchased	2,542,438
Distributions to shareholders	4,499,049
Management services fees	64,814
Distribution and/or service fees	5,629
Transfer agent fees	197,779
Compensation of board members	342,688
Compensation of chief compliance officer	97
Other expenses	32,273
Trustees’ deferred compensation plan	254,625
Total liabilities	7,939,392
Net assets applicable to outstanding capital stock	$1,696,861,739
Represented by
Paid in capital	1,642,608,524
Undistributed net investment income	2,334,114
Accumulated net realized loss	(169,885)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	52,088,986
Total - representing net assets applicable to outstanding capital stock	$1,696,861,739
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$168,655,311
Shares outstanding	16,464,367
Net asset value per share	$10.24
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.56
Advisor Class
Net assets	$18,546,543
Shares outstanding	1,811,942
Net asset value per share	$10.24
Class C
Net assets	$38,653,728
Shares outstanding	3,772,974
Net asset value per share	$10.24
Institutional Class
Net assets	$1,442,703,981
Shares outstanding	140,775,326
Net asset value per share	$10.25
Institutional 2 Class
Net assets	$13,144,142
Shares outstanding	1,284,689
Net asset value per share	$10.23
Institutional 3 Class
Net assets	$2,169,996
Shares outstanding	211,510
Net asset value per share	$10.26
Class T
Net assets	$9,813
Shares outstanding	959
Net asset value per share(a)	$10.24
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$10.50
Class V
Net assets	$12,978,225
Shares outstanding	1,267,012
Net asset value per share	$10.24
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.75

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	23

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,303
Interest	33,506,922
Total income	33,515,225
Expenses:
Management services fees	4,201,281
Distribution and/or service fees
Class A	176,326
Class C	175,843
Class T	13
Class V	9,845
Transfer agent fees
Class A	114,683
Advisor Class	11,866
Class C	26,906
Institutional Class	1,009,063
Institutional 2 Class	3,783
Institutional 3 Class	116
Class T	6
Class V	8,543
Compensation of board members	34,902
Custodian fees	6,333
Printing and postage fees	16,940
Registration fees	68,882
Audit fees	17,778
Legal fees	21,103
Compensation of chief compliance officer	381
Other	36,018
Total expenses	5,940,611
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(387,092)
Total net expenses	5,553,519
Net investment income	27,961,706
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,517,456
Net realized gain	1,517,456
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(53,097,463)
Net change in unrealized appreciation (depreciation)	(53,097,463)
Net realized and unrealized loss	(51,580,007)
Net decrease in net assets resulting from operations	$(23,618,301)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a),(b)
Operations
Net investment income	$27,961,706	$65,098,845
Net realized gain	1,517,456	4,241,459
Net change in unrealized appreciation (depreciation)	(53,097,463)	(48,655,281)
Net increase (decrease) in net assets resulting from operations	(23,618,301)	20,685,023
Distributions to shareholders
Net investment income
Class A	(2,575,616)	(6,239,197)
Advisor Class	(284,916)	(407,834)
Class B	—	(1,954)
Class C	(469,867)	(1,181,887)
Institutional Class	(24,198,679)	(56,513,374)
Institutional 2 Class	(202,832)	(335,530)
Institutional 3 Class	(34,490)	(7,625)
Class T	(142)	(166)
Class V	(195,163)	(409,838)
Total distributions to shareholders	(27,961,705)	(65,097,405)
Decrease in net assets from capital stock activity	(209,934,191)	(422,610,896)
Total decrease in net assets	(261,514,197)	(467,023,278)
Net assets at beginning of period	1,958,375,936	2,425,399,214
Net assets at end of period	$1,696,861,739	$1,958,375,936
Undistributed net investment income	$2,334,114	$2,334,113

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	774,272	8,066,420	2,570,293	26,877,782
Distributions reinvested	216,943	2,249,098	519,825	5,446,309
Redemptions	(2,486,120)	(25,911,369)	(8,171,580)	(85,202,656)
Net decrease	(1,494,905)	(15,595,851)	(5,081,462)	(52,878,565)
Advisor Class
Subscriptions	304,941	3,184,901	1,383,396	14,462,243
Distributions reinvested	27,496	284,764	38,763	406,969
Redemptions	(163,957)	(1,700,566)	(556,307)	(5,777,312)
Net increase	168,480	1,769,099	865,852	9,091,900
Class B
Subscriptions	—	—	1,120	11,989
Distributions reinvested	—	—	85	887
Redemptions	—	—	(15,677)	(164,915)
Net decrease	—	—	(14,472)	(152,039)
Class C
Subscriptions	109,122	1,139,132	585,715	6,131,549
Distributions reinvested	37,103	384,751	89,604	939,219
Redemptions	(638,161)	(6,648,059)	(1,985,921)	(20,806,435)
Net decrease	(491,936)	(5,124,176)	(1,310,602)	(13,735,667)
Institutional Class
Subscriptions	3,358,723	35,031,367	28,400,360	296,799,286
Distributions reinvested	266,433	2,763,903	549,071	5,761,964
Redemptions	(22,120,349)	(230,236,221)	(64,397,697)	(672,570,324)
Net decrease	(18,495,193)	(192,440,951)	(35,448,266)	(370,009,074)
Institutional 2 Class
Subscriptions	177,774	1,847,261	736,314	7,677,576
Distributions reinvested	19,584	202,676	31,984	335,207
Redemptions	(90,883)	(940,941)	(421,378)	(4,375,122)
Net increase	106,475	1,108,996	346,920	3,637,661
Institutional 3 Class
Subscriptions	64,759	677,625	184,037	1,957,117
Distributions reinvested	3,308	34,329	701	7,407
Redemptions	(33,290)	(345,868)	(8,005)	(85,094)
Net increase	34,777	366,086	176,733	1,879,430
Class T
Subscriptions	—	—	959	10,000
Net increase	—	—	959	10,000
Class V
Subscriptions	22,924	240,343	6,802	71,333
Distributions reinvested	13,654	141,516	27,858	292,067
Redemptions	(38,404)	(399,253)	(78,106)	(817,942)
Net decrease	(1,826)	(17,394)	(43,446)	(454,542)
Total net decrease	(20,174,128)	(209,934,191)	(40,507,784)	(422,610,896)

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.15	(0.30)	(0.15)	(0.15)
Year Ended 10/31/2017	$10.71	0.31	(0.17)	0.14	(0.31)
Year Ended 10/31/2016	$10.68	0.32	0.03	0.35	(0.32)
Year Ended 10/31/2015	$10.81	0.34	(0.13)	0.21	(0.34)
Year Ended 10/31/2014	$10.54	0.36	0.27	0.63	(0.36)
Year Ended 10/31/2013	$11.03	0.34	(0.49)	(0.15)	(0.34)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$10.53	0.16	(0.29)	(0.13)	(0.16)
Year Ended 10/31/2017	$10.71	0.33	(0.18)	0.15	(0.33)
Year Ended 10/31/2016	$10.67	0.34	0.04	0.38	(0.34)
Year Ended 10/31/2015	$10.81	0.36	(0.14)	0.22	(0.36)
Year Ended 10/31/2014	$10.53	0.38	0.27	0.65	(0.37)
Year Ended 10/31/2013(h)	$10.93	0.23	(0.41)	(0.18)	(0.22)
Class C
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.12	(0.30)	(0.18)	(0.12)
Year Ended 10/31/2017	$10.72	0.25	(0.19)	0.06	(0.24)
Year Ended 10/31/2016	$10.68	0.25	0.04	0.29	(0.25)
Year Ended 10/31/2015	$10.82	0.27	(0.14)	0.13	(0.27)
Year Ended 10/31/2014	$10.54	0.30	0.28	0.58	(0.30)
Year Ended 10/31/2013	$11.03	0.32	(0.49)	(0.17)	(0.32)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.16	(0.29)	(0.13)	(0.16)
Year Ended 10/31/2017	$10.72	0.33	(0.18)	0.15	(0.33)
Year Ended 10/31/2016	$10.69	0.34	0.03	0.37	(0.34)
Year Ended 10/31/2015	$10.82	0.36	(0.13)	0.23	(0.36)
Year Ended 10/31/2014	$10.54	0.38	0.28	0.66	(0.38)
Year Ended 10/31/2013	$11.04	0.36	(0.50)	(0.14)	(0.36)
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.53	0.16	(0.30)	(0.14)	(0.16)
Year Ended 10/31/2017	$10.70	0.34	(0.17)	0.17	(0.34)
Year Ended 10/31/2016	$10.66	0.35	0.04	0.39	(0.35)
Year Ended 10/31/2015	$10.80	0.37	(0.14)	0.23	(0.37)
Year Ended 10/31/2014	$10.52	0.39	0.28	0.67	(0.39)
Year Ended 10/31/2013(i)	$11.07	0.37	(0.56)	(0.19)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	—	$10.24	(1.42%)	0.82% (c)	0.77% (c)	2.92% (c)	4%	$168,655
(0.31)	—	$10.54	1.39%	0.84% (d)	0.77% (d),(e)	2.99%	11%	$189,260
(0.32)	—	$10.71	3.28%	0.86%	0.77% (e)	2.95%	6%	$246,873
(0.34)	0.00 (f)	$10.68	2.00% (g)	0.87%	0.75% (e)	3.19%	15%	$233,125
(0.36)	—	$10.81	6.03%	0.87%	0.75% (e)	3.34%	9%	$220,673
(0.34)	—	$10.54	(1.39%)	0.86%	0.74% (e)	3.14%	15%	$201,053

(0.16)	—	$10.24	(1.23%)	0.62% (c)	0.57% (c)	3.13% (c)	4%	$18,547
(0.33)	—	$10.53	1.50%	0.63%	0.58% (e)	3.16%	11%	$17,306
(0.34)	—	$10.71	3.58%	0.66%	0.57% (e)	3.15%	6%	$8,325
(0.36)	0.00 (f)	$10.67	2.11% (g)	0.67%	0.55% (e)	3.42%	15%	$2,975
(0.37)	—	$10.81	6.31%	0.67%	0.55% (e)	3.55%	9%	$336
(0.22)	—	$10.53	(1.61%)	0.65% (c)	0.54% (c),(e)	3.66% (c)	15%	$306

(0.12)	—	$10.24	(1.74%)	1.47% (c)	1.42% (c)	2.27% (c)	4%	$38,654
(0.24)	—	$10.54	0.64%	1.49% (d)	1.42% (d),(e)	2.34%	11%	$44,951
(0.25)	—	$10.72	2.70%	1.51%	1.42% (e)	2.29%	6%	$59,746
(0.27)	0.00 (f)	$10.68	1.24% (g)	1.52%	1.40% (e)	2.54%	15%	$53,774
(0.30)	—	$10.82	5.60%	1.52%	1.26% (e)	2.83%	9%	$52,507
(0.32)	—	$10.54	(1.58%)	1.51%	0.94% (e)	2.94%	15%	$51,706

(0.16)	—	$10.25	(1.23%)	0.62% (c)	0.57% (c)	3.12% (c)	4%	$1,442,704
(0.33)	—	$10.54	1.50%	0.63% (d)	0.57% (d),(e)	3.18%	11%	$1,679,211
(0.34)	—	$10.72	3.48%	0.66%	0.57% (e)	3.15%	6%	$2,087,345
(0.36)	0.00 (f)	$10.69	2.20% (g)	0.67%	0.55% (e)	3.39%	15%	$1,846,198
(0.38)	—	$10.82	6.34%	0.67%	0.55% (e)	3.54%	9%	$1,803,380
(0.36)	—	$10.54	(1.28%)	0.66%	0.54% (e)	3.33%	15%	$1,889,934

(0.16)	—	$10.23	(1.30%)	0.55% (c)	0.50% (c)	3.20% (c)	4%	$13,144
(0.34)	—	$10.53	1.67%	0.54% (d)	0.50% (d)	3.26%	11%	$12,401
(0.35)	—	$10.70	3.68%	0.53%	0.48%	3.23%	6%	$8,895
(0.37)	0.00 (f)	$10.66	2.20% (g)	0.53%	0.45%	3.50%	15%	$5,106
(0.39)	—	$10.80	6.44%	0.53%	0.47%	3.62%	9%	$2,088
(0.36)	—	$10.52	(1.73%)	0.52% (c)	0.45% (c)	3.62% (c)	15%	$62
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.55	0.17	(0.29)	(0.12)	(0.17)
Year Ended 10/31/2017(j)	$10.43	0.22	0.13 (k)	0.35	(0.23)
Class T
Six Months Ended 4/30/2018 (Unaudited)	$10.53	0.15	(0.29)	(0.14)	(0.15)
Year Ended 10/31/2017(l)	$10.43	0.17	0.10 (k)	0.27	(0.17)
Class V
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.15	(0.30)	(0.15)	(0.15)
Year Ended 10/31/2017	$10.71	0.32	(0.17)	0.15	(0.32)
Year Ended 10/31/2016	$10.68	0.33	0.02	0.35	(0.32)
Year Ended 10/31/2015	$10.81	0.35	(0.13)	0.22	(0.35)
Year Ended 10/31/2014	$10.54	0.36	0.27	0.63	(0.36)
Year Ended 10/31/2013	$11.03	0.35	(0.50)	(0.15)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(l)	Class T shares commenced operations on April 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	—	$10.26	(1.17%)	0.50% (c)	0.45% (c)	3.25% (c)	4%	$2,170
(0.23)	—	$10.55	3.35%	0.51% (c)	0.47% (c)	3.25% (c)	11%	$1,865

(0.15)	—	$10.24	(1.35%)	0.89% (c)	0.82% (c)	2.88% (c)	4%	$10
(0.17)	—	$10.53	2.63%	0.89% (c)	0.83% (c),(e)	2.86% (c)	11%	$10

(0.15)	—	$10.24	(1.40%)	0.77% (c)	0.72% (c)	2.97% (c)	4%	$12,978
(0.32)	—	$10.54	1.44%	0.79% (d)	0.72% (d),(e)	3.03%	11%	$13,371
(0.32)	—	$10.71	3.33%	0.81%	0.72% (e)	3.00%	6%	$14,060
(0.35)	0.00 (f)	$10.68	2.05% (g)	0.82%	0.70% (e)	3.24%	15%	$14,263
(0.36)	—	$10.81	6.09%	0.82%	0.70% (e)	3.39%	9%	$15,341
(0.34)	—	$10.54	(1.34%)	0.81%	0.69% (e)	3.19%	15%	$16,759
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
32	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
34	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.12
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.65% of the average daily net assets attributable to Class C shares of the Fund.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	47,778
Class C	1,167
Class V	99
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.76%	0.78%
Advisor Class	0.56	0.58
Class C	1.41	1.43
Institutional Class	0.56	0.58
Institutional 2 Class	0.49	0.525
Institutional 3 Class	0.44	0.475
Class T	0.81	0.83
Class V	0.71	0.73
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
36	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,622,561,000	60,815,000	(8,727,000)	52,088,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
62,558	—	1,622,139	—	1,684,697
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $77,012,938 and $277,466,592, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 74.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
38	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018	39

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
40	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR167_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Deborah Vargo
Co-Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	-1.38	0.32	1.19	3.05
	Including sales charges		-4.35	-2.71	0.58	2.74
Advisor Class*		03/19/13	-1.26	0.57	1.44	3.31
Class C	Excluding sales charges	12/09/02	-1.60	-0.13	0.75	2.62
	Including sales charges		-2.57	-1.10	0.75	2.62
Institutional Class		06/14/93	-1.26	0.57	1.44	3.31
Institutional 2 Class*		03/01/16	-1.23	0.63	1.48	3.33
Institutional 3 Class*		03/01/17	-1.19	0.69	1.47	3.32
Class V	Excluding sales charges	06/26/00	-1.33	0.42	1.29	3.16
	Including sales charges		-6.02	-4.37	0.32	2.65
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-1.29	0.87	2.10	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	1.4
AA rating	47.1
A rating	30.0
BBB rating	16.3
BB rating	1.5
Not rated	3.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	986.20	1,020.78	3.99	4.06	0.81
Advisor Class	1,000.00	1,000.00	987.40	1,022.02	2.76	2.81	0.56
Class C	1,000.00	1,000.00	984.00	1,018.55	6.20	6.31	1.26
Institutional Class	1,000.00	1,000.00	987.40	1,022.02	2.76	2.81	0.56
Institutional 2 Class	1,000.00	1,000.00	987.70	1,022.32	2.46	2.51	0.50
Institutional 3 Class	1,000.00	1,000.00	988.10	1,022.56	2.22	2.26	0.45
Class V	1,000.00	1,000.00	986.70	1,021.27	3.50	3.56	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Partners Health
Series 2009P-2 (JPMorgan Chase Bank)
07/01/2027	1.750%	3,000,000	3,000,000
Total Floating Rate Notes (Cost $3,000,000)			3,000,000

Municipal Bonds 95.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.4%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,160,414
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	696,528
07/01/2027	5.000%	300,000	347,199
Total			3,204,141
Assisted Living 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,500,000	1,500,495
Charter Schools 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,914,138
International Charter School
Series 2015
04/15/2025	5.000%	500,000	552,090
04/15/2033	5.000%	1,335,000	1,423,657
Total			3,889,885
Higher Education 21.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	688,242
10/01/2026	5.000%	200,000	230,426
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,187,246
Series 2016BB3
10/01/2028	5.000%	3,460,000	4,157,259
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	570,045
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,663,590
01/01/2034	5.000%	1,000,000	1,105,630
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,406,047
10/01/2028	5.000%	1,100,000	1,234,365
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,149,020
Western New England University
Series 2015
09/01/2032	5.000%	500,000	546,325
09/01/2033	5.000%	1,225,000	1,331,073
09/01/2034	5.000%	1,285,000	1,391,848
Worcester Polytechnic Institute
Series 2016
09/01/2033	5.000%	700,000	796,957
09/01/2034	5.000%	500,000	566,120
Series 2017
09/01/2035	5.000%	230,000	262,163
09/01/2037	5.000%	290,000	328,805
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,017,458
10/01/2033	5.000%	900,000	1,030,761
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,035,200
07/01/2036	4.000%	1,000,000	1,031,610
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,220,150
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/2025	5.000%	675,000	747,623
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,155,034
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	566,500
10/01/2025	5.500%	450,000	514,031
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	779,531
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,447
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,521,340
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,134,850
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,750,000	1,930,950
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,459,693
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/2029	5.000%	3,000,000	3,299,220
Total			49,229,559
Hospital 17.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,317,385
Series 2016I
07/01/2033	5.000%	3,000,000	3,335,010
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,381,570
08/15/2034	5.000%	2,250,000	2,498,895
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,168,244
Series 2016
07/01/2031	5.000%	3,000,000	3,436,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Shore Hospital
Series 2016I
07/01/2029	5.000%	2,000,000	2,252,180
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,575,610
Series 2017
07/01/2031	5.000%	1,000,000	1,115,850
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,118,310
07/01/2034	5.000%	1,500,000	1,645,500
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,300,836
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,369,860
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	335,891
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,155,536
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,137,280
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,014,742
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,500,000	1,503,630
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,178,650
Total			40,841,149
Joint Power Authority 1.8%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,159,170

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,053,037
Total			4,212,207
Local General Obligation 1.0%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified
Series 2012
03/01/2021	4.000%	335,000	352,397
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/2027	5.000%	1,000,000	1,179,800
05/15/2028	5.000%	600,000	711,324
Total			2,243,521
Multi-Family 1.5%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,352,942
10/01/2034	5.000%	2,000,000	2,183,440
Total			3,536,382
Other Bond Issue 7.1%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,135,000	2,140,658
04/01/2023	5.000%	1,865,000	1,869,830
04/01/2024	5.000%	3,250,000	3,258,352
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,140,700
05/01/2031	5.000%	1,000,000	1,133,670
Series 2017 (BAM)
05/01/2034	5.000%	500,000	573,245
05/01/2035	5.000%	500,000	571,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,900,700
04/01/2035	5.000%	2,350,000	2,720,384
Total			16,309,519
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,146,179
Revenue Bonds
Park School
Series 2012
09/01/2020	5.000%	150,000	158,538
09/01/2021	5.000%	330,000	355,209
Total			1,659,926
Refunded / Escrowed 8.7%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	3,985,226
07/01/2025	5.000%	2,000,000	2,097,660
Massachusetts Development Finance Agency
Prerefunded 04/01/21 Revenue Bonds
Broad Institute
Series 2011A
04/01/2023	5.250%	1,000,000	1,088,570
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,600,000	2,816,398
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,068,448
Revenue Bonds
Noble & Greenough School
Series 2011 Escrowed to Maturity
04/01/2021	4.000%	1,500,000	1,573,605
Massachusetts State College Building Authority(c)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	2,973,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	2,000,000	2,077,760
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,195,228
Total			19,875,935
Retirement Communities 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,398,925
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,472,535
Total			2,871,460
Sales Tax 6.4%
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,116,350
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,343,875
Senior Series 2006A
07/01/2022	5.250%	3,500,000	3,928,365
Senior Series 2008B
07/01/2023	5.000%	910,000	1,030,857
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/2027	5.000%	4,000,000	4,370,400
Total			14,789,847
Special Property Tax 1.9%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,475,981
07/01/2027	5.000%	775,000	837,736
Total			4,313,717
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,750,000	1,858,203
State General Obligation 12.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,507,750
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/2019	5.500%	5,000,000	5,254,150
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,706,375
Series 2004B
08/01/2020	5.250%	3,000,000	3,215,850
Series 2006B (AGM)
09/01/2022	5.250%	4,000,000	4,501,200
Series 2016A
07/01/2032	5.000%	2,500,000	2,883,050
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,918,200
Total			27,986,575
Student Loan 2.1%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,834,929
Turnpike / Bridge / Toll Road 2.1%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Senior Series 2010B
01/01/2022	5.000%	2,180,000	2,286,820
01/01/2032	5.000%	2,400,000	2,505,120
Total			4,791,940
Water & Sewer 5.3%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,318,015
Series 2012B
08/01/2028	5.000%	5,000,000	5,538,850

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/2026	5.000%	365,000	415,990
Total			12,272,855
Total Municipal Bonds (Cost $213,790,252)			220,222,245

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(f)	487,425	487,425
Total Money Market Funds (Cost $487,424)		487,425
Total Investments in Securities (Cost: $217,277,676)		223,709,670
Other Assets & Liabilities, Net		5,869,570
Net Assets		229,579,240
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $1,195,228, which represents 0.52% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $1,472,535, which represents 0.64% of net assets.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,000,000	—	3,000,000
Municipal Bonds	—	220,222,245	—	220,222,245
Money Market Funds	487,425	—	—	487,425
Total Investments in Securities	487,425	223,222,245	—	223,709,670
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $217,277,676)	$223,709,670
Cash	3,876,238
Receivable for:
Capital shares sold	204,697
Interest	2,486,579
Expense reimbursement due from Investment Manager	1,978
Prepaid expenses	345
Trustees’ deferred compensation plan	63,118
Other assets	1,121
Total assets	230,343,746
Liabilities
Payable for:
Capital shares purchased	85,112
Distributions to shareholders	558,597
Management services fees	8,861
Distribution and/or service fees	1,016
Transfer agent fees	25,388
Compensation of board members	606
Compensation of chief compliance officer	11
Other expenses	21,797
Trustees’ deferred compensation plan	63,118
Total liabilities	764,506
Net assets applicable to outstanding capital stock	$229,579,240
Represented by
Paid in capital	222,679,473
Undistributed net investment income	1,229
Accumulated net realized gain	466,544
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	6,431,994
Total - representing net assets applicable to outstanding capital stock	$229,579,240
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$19,210,445
Shares outstanding	1,862,753
Net asset value per share	$10.31
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.63
Advisor Class
Net assets	$3,201,359
Shares outstanding	310,689
Net asset value per share	$10.30
Class C
Net assets	$7,169,885
Shares outstanding	695,401
Net asset value per share	$10.31
Institutional Class
Net assets	$182,779,016
Shares outstanding	17,723,855
Net asset value per share	$10.31
Institutional 2 Class
Net assets	$9,369
Shares outstanding	907
Net asset value per share	$10.33
Institutional 3 Class
Net assets	$108,158
Shares outstanding	10,437
Net asset value per share	$10.36
Class V
Net assets	$17,101,008
Shares outstanding	1,658,291
Net asset value per share	$10.31
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.82
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,209
Interest	4,094,226
Total income	4,098,435
Expenses:
Management services fees	553,438
Distribution and/or service fees
Class A	23,121
Class C	35,832
Class V	13,019
Transfer agent fees
Class A	12,169
Advisor Class	2,278
Class C	4,709
Institutional Class	124,053
Institutional 2 Class	4
Institutional 3 Class	10
Class V	11,407
Compensation of board members	9,807
Custodian fees	1,392
Printing and postage fees	6,956
Registration fees	13,395
Audit fees	17,422
Legal fees	2,693
Compensation of chief compliance officer	48
Other	7,966
Total expenses	839,719
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,698)
Fees waived by distributor
Class C	(10,750)
Total net expenses	719,271
Net investment income	3,379,164
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	491,477
Net realized gain	491,477
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,854,064)
Net change in unrealized appreciation (depreciation)	(6,854,064)
Net realized and unrealized loss	(6,362,587)
Net decrease in net assets resulting from operations	$(2,983,423)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income	$3,379,164	$7,540,285
Net realized gain	491,477	594,731
Net change in unrealized appreciation (depreciation)	(6,854,064)	(6,297,286)
Net increase (decrease) in net assets resulting from operations	(2,983,423)	1,837,730
Distributions to shareholders
Net investment income
Class A	(246,494)	(544,909)
Advisor Class	(50,528)	(108,403)
Class B	—	(157)
Class C	(79,358)	(202,778)
Institutional Class	(2,751,664)	(6,163,067)
Institutional 2 Class	(140)	(293)
Institutional 3 Class	(1,633)	(527)
Class V	(239,960)	(508,930)
Net realized gains
Class A	(46,719)	(163,084)
Advisor Class	(9,467)	(21,971)
Class B	—	(65)
Class C	(17,994)	(63,634)
Institutional Class	(477,070)	(1,439,281)
Institutional 2 Class	(23)	(61)
Institutional 3 Class	(265)	—
Class V	(43,066)	(114,602)
Total distributions to shareholders	(3,964,381)	(9,331,762)
Decrease in net assets from capital stock activity	(10,208,876)	(41,475,364)
Total decrease in net assets	(17,156,680)	(48,969,396)
Net assets at beginning of period	246,735,920	295,705,316
Net assets at end of period	$229,579,240	$246,735,920
Undistributed (excess of distributions over) net investment income	$1,229	$(8,158)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	328,414	3,433,162	543,332	5,764,010
Distributions reinvested	24,392	254,581	58,803	619,101
Redemptions	(233,386)	(2,449,951)	(1,377,530)	(14,464,743)
Net increase (decrease)	119,420	1,237,792	(775,395)	(8,081,632)
Advisor Class
Subscriptions	39,667	420,719	168,660	1,764,767
Distributions reinvested	5,736	59,831	12,338	130,019
Redemptions	(64,750)	(676,212)	(200,856)	(2,115,771)
Net decrease	(19,347)	(195,662)	(19,858)	(220,985)
Class B
Distributions reinvested	—	—	21	220
Redemptions	—	—	(987)	(10,891)
Net decrease	—	—	(966)	(10,671)
Class C
Subscriptions	39,087	406,032	77,292	814,053
Distributions reinvested	8,517	88,895	21,250	223,877
Redemptions	(55,837)	(584,299)	(343,155)	(3,635,879)
Net decrease	(8,233)	(89,372)	(244,613)	(2,597,949)
Institutional Class
Subscriptions	913,478	9,584,951	2,307,256	24,324,231
Distributions reinvested	23,553	245,944	51,257	541,600
Redemptions	(1,973,188)	(20,672,098)	(5,242,745)	(55,225,492)
Net decrease	(1,036,157)	(10,841,203)	(2,884,232)	(30,359,661)
Institutional 3 Class
Subscriptions	—	—	10,263	109,955
Distributions reinvested	164	1,725	30	323
Redemptions	(16)	(166)	(4)	(44)
Net increase	148	1,559	10,289	110,234
Class V
Subscriptions	15,479	161,277	32,910	347,975
Distributions reinvested	13,547	141,404	29,293	309,014
Redemptions	(59,686)	(624,671)	(91,842)	(971,689)
Net decrease	(30,660)	(321,990)	(29,639)	(314,700)
Total net decrease	(974,829)	(10,208,876)	(3,944,414)	(41,475,364)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$10.62	0.14	(0.29)	(0.15)	(0.13)	(0.03)
Year Ended 10/31/2017	$10.88	0.29	(0.19)	0.10	(0.29)	(0.07)
Year Ended 10/31/2016	$10.93	0.31	(0.05)	0.26	(0.31)	(0.00) (f)
Year Ended 10/31/2015	$11.01	0.32	(0.08)	0.24	(0.32)	—
Year Ended 10/31/2014	$10.84	0.33	0.17	0.50	(0.33)	—
Year Ended 10/31/2013	$11.34	0.32	(0.50)	(0.18)	(0.31)	(0.01)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$10.61	0.15	(0.28)	(0.13)	(0.15)	(0.03)
Year Ended 10/31/2017	$10.87	0.32	(0.20)	0.12	(0.31)	(0.07)
Year Ended 10/31/2016	$10.92	0.33	(0.05)	0.28	(0.33)	(0.00) (f)
Year Ended 10/31/2015	$11.01	0.35	(0.09)	0.26	(0.35)	—
Year Ended 10/31/2014	$10.83	0.35	0.18	0.53	(0.35)	—
Year Ended 10/31/2013(g)	$11.19	0.21	(0.36)	(0.15)	(0.21)	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$10.62	0.12	(0.29)	(0.17)	(0.11)	(0.03)
Year Ended 10/31/2017	$10.88	0.24	(0.19)	0.05	(0.24)	(0.07)
Year Ended 10/31/2016	$10.93	0.26	(0.05)	0.21	(0.26)	(0.00) (f)
Year Ended 10/31/2015	$11.01	0.27	(0.08)	0.19	(0.27)	—
Year Ended 10/31/2014	$10.84	0.28	0.17	0.45	(0.28)	—
Year Ended 10/31/2013	$11.34	0.27	(0.49)	(0.22)	(0.27)	(0.01)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$10.62	0.15	(0.28)	(0.13)	(0.15)	(0.03)
Year Ended 10/31/2017	$10.88	0.32	(0.20)	0.12	(0.31)	(0.07)
Year Ended 10/31/2016	$10.93	0.33	(0.05)	0.28	(0.33)	(0.00) (f)
Year Ended 10/31/2015	$11.02	0.35	(0.09)	0.26	(0.35)	—
Year Ended 10/31/2014	$10.84	0.35	0.18	0.53	(0.35)	—
Year Ended 10/31/2013	$11.34	0.34	(0.49)	(0.15)	(0.34)	(0.01)
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.64	0.15	(0.28)	(0.13)	(0.15)	(0.03)
Year Ended 10/31/2017	$10.90	0.32	(0.19)	0.13	(0.32)	(0.07)
Year Ended 10/31/2016(h)	$11.03	0.23	(0.13)	0.10	(0.23)	—
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.67	0.16	(0.29)	(0.13)	(0.15)	(0.03)
Year Ended 10/31/2017(i)	$10.56	0.22	0.11 (j)	0.33	(0.22)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$10.31	(1.38%)	0.90% (c)	0.81% (c)	2.67% (c)	8%	$19,210
(0.36)	$10.62	0.95%	0.90% (d)	0.78% (d),(e)	2.74%	5%	$18,512
(0.31)	$10.88	2.34%	0.96%	0.81% (e)	2.77%	16%	$27,398
(0.32)	$10.93	2.21%	0.97%	0.81% (e)	2.93%	8%	$23,583
(0.33)	$11.01	4.65%	0.96%	0.81% (e)	2.99%	3%	$22,540
(0.32)	$10.84	(1.58%)	0.95%	0.79% (e)	2.86%	7%	$25,699

(0.18)	$10.30	(1.26%)	0.65% (c)	0.56% (c)	2.92% (c)	8%	$3,201
(0.38)	$10.61	1.20%	0.66% (d)	0.54% (d),(e)	2.98%	5%	$3,502
(0.33)	$10.87	2.60%	0.71%	0.56% (e)	3.02%	16%	$3,804
(0.35)	$10.92	2.38%	0.72%	0.56% (e)	3.19%	8%	$2,959
(0.35)	$11.01	5.01%	0.71%	0.56% (e)	3.26%	3%	$122
(0.21)	$10.83	(1.32%)	0.68% (c)	0.56% (c),(e)	3.19% (c)	7%	$60

(0.14)	$10.31	(1.60%)	1.65% (c)	1.26% (c)	2.22% (c)	8%	$7,170
(0.31)	$10.62	0.50%	1.66% (d)	1.24% (d),(e)	2.29%	5%	$7,470
(0.26)	$10.88	1.88%	1.71%	1.26% (e)	2.32%	16%	$10,315
(0.27)	$10.93	1.76%	1.72%	1.26% (e)	2.48%	8%	$9,790
(0.28)	$11.01	4.20%	1.71%	1.24% (e)	2.56%	3%	$10,366
(0.28)	$10.84	(1.97%)	1.70%	1.19% (e)	2.46%	7%	$11,244

(0.18)	$10.31	(1.26%)	0.65% (c)	0.56% (c)	2.92% (c)	8%	$182,779
(0.38)	$10.62	1.20%	0.66% (d)	0.54% (d),(e)	2.98%	5%	$199,199
(0.33)	$10.88	2.60%	0.71%	0.56% (e)	3.03%	16%	$235,472
(0.35)	$10.93	2.38%	0.72%	0.56% (e)	3.18%	8%	$235,129
(0.35)	$11.02	5.00%	0.71%	0.56% (e)	3.24%	3%	$240,304
(0.35)	$10.84	(1.33%)	0.70%	0.54% (e)	3.10%	7%	$257,624

(0.18)	$10.33	(1.23%)	0.57% (c)	0.50% (c)	2.98% (c)	8%	$9
(0.39)	$10.64	1.28%	0.56% (d)	0.47% (d)	3.05%	5%	$10
(0.23)	$10.90	0.86%	0.59% (c)	0.47% (c)	3.07% (c)	16%	$10

(0.18)	$10.36	(1.19%)	0.54% (c)	0.45% (c)	3.03% (c)	8%	$108
(0.22)	$10.67	3.10%	0.55% (c)	0.45% (c)	3.21% (c)	5%	$110
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
Six Months Ended 4/30/2018 (Unaudited)	$10.62	0.14	(0.28)	(0.14)	(0.14)	(0.03)
Year Ended 10/31/2017	$10.88	0.30	(0.19)	0.11	(0.30)	(0.07)
Year Ended 10/31/2016	$10.93	0.32	(0.05)	0.27	(0.32)	(0.00) (f)
Year Ended 10/31/2015	$11.02	0.33	(0.09)	0.24	(0.33)	—
Year Ended 10/31/2014	$10.84	0.34	0.18	0.52	(0.34)	—
Year Ended 10/31/2013	$11.34	0.33	(0.50)	(0.17)	(0.32)	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.03%	0.02%	0.02%	0.02%	0.02%	0.02%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$10.31	(1.33%)	0.80% (c)	0.71% (c)	2.77% (c)	8%	$17,101
(0.37)	$10.62	1.05%	0.81% (d)	0.69% (d),(e)	2.83%	5%	$17,934
(0.32)	$10.88	2.45%	0.86%	0.71% (e)	2.88%	16%	$18,697
(0.33)	$10.93	2.22%	0.87%	0.71% (e)	3.03%	8%	$19,185
(0.34)	$11.02	4.85%	0.86%	0.71% (e)	3.10%	3%	$21,345
(0.33)	$10.84	(1.48%)	0.85%	0.69% (e)	2.96%	7%	$23,131
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Institutional 3 Class shares commenced operations on March 1, 2017.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
20	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
22	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	4,199
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 2 Class	0.50	0.505
Institutional 3 Class	0.45	0.455
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
217,278,000	7,604,000	(1,172,000)	6,432,000
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,046,580 and $28,626,664, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 77.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2018	27

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Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR191_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Strategic New York Municipal Income Fund
(formerly Columbia New York Tax-Exempt Fund)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic New York Municipal Income Fund   |  Semiannual Report 2018

Columbia Strategic New York Municipal Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic New York Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Co-Manager
Managed Fund since 2010
Anders Myhran, CFA
Co-Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	-0.97	1.42	2.43	4.44
	Including sales charges		-3.94	-1.64	1.81	4.13
Advisor Class*		03/19/13	-0.85	1.67	2.69	4.57
Class C	Excluding sales charges	08/01/97	-1.19	0.96	1.98	3.97
	Including sales charges		-2.16	-0.02	1.98	3.97
Institutional Class*		09/01/11	-0.85	1.81	2.69	4.61
Institutional 2 Class*		11/08/12	-0.85	1.67	2.72	4.60
Institutional 3 Class*		03/01/17	-0.82	1.72	2.50	4.47
Bloomberg Barclays New York Municipal Bond Index			-1.19	1.16	2.43	4.12
Bloomberg Barclays Municipal Bond Index			-0.97	1.56	2.44	4.25
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	1.3
AA rating	31.0
A rating	43.9
BBB rating	14.0
BB rating	1.3
Not rated	8.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	990.30	1,020.83	3.95	4.01	0.80
Advisor Class	1,000.00	1,000.00	991.50	1,022.07	2.72	2.76	0.55
Class C	1,000.00	1,000.00	988.10	1,018.60	6.16	6.26	1.25
Institutional Class	1,000.00	1,000.00	991.50	1,022.07	2.72	2.76	0.55
Institutional 2 Class	1,000.00	1,000.00	991.50	1,022.07	2.72	2.76	0.55
Institutional 3 Class	1,000.00	1,000.00	991.80	1,022.32	2.47	2.51	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.9%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,135,200
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,572,645
New York Transportation Development Corp.(a),(b)
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,204,340
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,186,960
Total			8,099,145
Airport 1.4%
New York Transportation Development Corp.(a)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	2,915,820
Charter Schools 1.3%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,043,720
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,432,695
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	250,274
Total			2,726,689
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,629,525
Higher Education 6.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,101,040
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	751,118
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2025	5.000%	295,000	325,465
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,032,530
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,636,440
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,082,470
Series 2016A
07/01/2041	5.000%	500,000	559,235
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,108,300
Teachers College
Series 2017
07/01/2033	4.000%	500,000	522,630
The New School Project
Series 2016A
07/01/2028	5.000%	500,000	573,720
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/2027	5.000%	1,000,000	1,005,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,545,750
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,423,900
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,083,180
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project
Series 2012A
05/01/2035	5.000%	500,000	541,325
Total			14,292,413
Hospital 11.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,072,000
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	249,208
07/01/2030	5.000%	180,000	198,729
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/2041	4.000%	2,000,000	2,020,760
Series 2014A
07/01/2044	5.000%	1,000,000	1,086,520
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,457,514
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	516,660
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,198,760
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	818,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	509,600
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,222,760
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,111,750
Series 2016
07/01/2040	4.000%	1,000,000	1,021,640
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,404,857
Series 2011A
07/01/2041	5.000%	2,000,000	2,141,040
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	134,632
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	428,932
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,227,286
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	222,103
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	936,700
Total			23,979,821
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	1,000,000	1,031,360

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 0.3%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	610,000	610,201
Local Appropriation 1.1%
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester
Series 1998
08/01/2019	0.000%	1,200,000	1,172,316
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,100,130
Total			2,272,446
Local General Obligation 6.9%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	576,370
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,024,440
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	562,625
Series 2017C
08/01/2034	4.000%	1,500,000	1,565,205
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	235,000	241,874
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,854,037
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	314,042
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2037	5.000%	2,000,000	2,244,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,109,240
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/2019	6.200%	1,005,000	1,039,733
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program
Series 2016
10/01/2033	5.000%	560,000	640,483
Revenue Bonds
School Districts Bond Financing Program
Series 2013F
10/01/2021	5.000%	1,000,000	1,096,420
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/2024	5.000%	500,000	568,435
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	1,500,000	1,502,447
Total			14,339,591
Multi-Family 4.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2031	5.000%	350,000	397,579
Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2032	5.000%	400,000	452,860
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	564,400
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	169,389
Series 2009C-1
11/01/2034	5.500%	500,000	512,785
Series 2009M
11/01/2045	5.150%	1,250,000	1,266,362

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,926,860
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	733,335
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,307,640
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	510,905
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,120,789
Total			9,962,904
Municipal Power 3.9%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,097,560
Series 2016B
09/01/2036	5.000%	1,000,000	1,125,220
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2026	5.000%	1,030,000	1,175,529
09/01/2045	5.000%	1,380,000	1,521,201
General
Series 2017
09/01/2047	5.000%	1,000,000	1,121,860
Series 2012A
09/01/2037	5.000%	2,000,000	2,180,760
Total			8,222,130
Other Industrial Development Bond 1.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	328,570
Onondaga County Industrial Development Agency(a)
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 AMT
03/01/2024	5.750%	2,000,000	2,343,440
Total			2,672,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Revenue 1.0%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/2042	5.000%	2,000,000	2,179,420
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,646
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,065,140
Total			2,080,786
Ports 6.4%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,473,611
195th Series 2016 AMT
04/01/2036	5.000%	2,000,000	2,226,200
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,089,570
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,518,270
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,322,280
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,673,855
Total			13,303,786
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	551,275
06/01/2035	5.000%	700,000	767,165

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	819,323
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	549,200
Total			2,686,963
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	973,728
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	531,160
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	506,280
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	260,300
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,223,500
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	544,300
Total			5,039,268
Refunded / Escrowed 13.0%
City of New York
Prerefunded 04/01/19 Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	1,265,000	1,303,165
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	1,000,000	1,040,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Prerefunded 11/15/19 Revenue Bonds
Series 2009B
11/15/2034	5.000%	1,000,000	1,048,260
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2034	5.000%	1,350,000	1,453,126
Prerefunded 11/15/21 Revenue Bonds
Series 2011D
11/15/2036	5.000%	1,000,000	1,101,200
Prerefunded 11/15/22 Revenue Bonds
Series 2012E
11/15/2031	5.000%	1,000,000	1,124,840
Nassau County Industrial Development Agency
Prerefunded 03/01/20 Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/2026	4.750%	1,210,000	1,270,609
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	235,000	242,461
New York City Water & Sewer System
Prerefunded 06/15/18 Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	580,000	582,830
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2039	5.500%	500,000	514,915
Prerefunded 03/15/19 Revenue Bonds
Education
Series 2008B
03/15/2036	5.750%	500,000	517,125
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2037	5.500%	2,000,000	2,071,000
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/2033	6.000%	1,000,000	1,006,940
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2039	5.125%	1,000,000	1,036,810

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pratt Institute
Series 2009C (AGM)
07/01/2039	5.125%	1,000,000	1,036,810
University of Rochester
Series 2009
07/01/2039	5.125%	870,000	903,043
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2031	5.750%	800,000	862,848
The New School
Series 2010
07/01/2040	5.500%	1,500,000	1,609,935
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	985,000	1,030,645
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center
Series 2008
12/01/2029	6.125%	900,000	922,473
New York State Thruway Authority Highway & Bridge Trust Fund
Prerefunded 04/01/19 Revenue Bonds
Series 2009A-1
04/01/2029	5.000%	1,000,000	1,029,510
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/2031	5.125%	1,000,000	1,037,980
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	510,000	555,523
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,800,000	1,986,480
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,809,484
Total			27,098,422
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(c)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	800,235
Jefferson County Industrial Development Agency(a),(c)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,212,019
Total			2,012,254
Retirement Communities 3.2%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	842,820
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,029,400
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,317,145
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,800,000	1,918,638
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	488,260
09/15/2053	5.250%	1,000,000	965,680
Total			6,561,943
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,478

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.8%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/2046	4.000%	1,645,000	1,718,268
Special Non Property Tax 2.8%
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,488,325
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	554,655
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/2022	5.000%	1,000,000	1,022,720
Series 2009S-5
01/15/2032	5.000%	1,000,000	1,021,440
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,663,620
Total			5,750,760
Special Property Tax 1.9%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,031,860
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	2,500,000	2,819,700
Total			3,851,560
State Appropriated 1.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,083,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,128,200
Total			3,211,960
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	76,587
Tobacco 2.5%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,051,820
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,076,660
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	2,000,000	2,149,400
Total			5,277,880
Transportation 6.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/2033	5.000%	2,500,000	2,817,025
Series 2017D
11/15/2042	4.000%	2,000,000	2,028,080
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,109,440
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,429,463
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,168,720
Series 2015B
11/15/2040	5.000%	1,675,000	1,848,044

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,098,050
Total			12,498,822
Turnpike / Bridge / Toll Road 5.3%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,171,760
Junior Lien
Series 2016A
01/01/2037	4.000%	2,165,000	2,215,185
Series 2014J
01/01/2041	5.000%	3,000,000	3,279,210
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	3,000,000	3,382,200
Total			11,048,355
Water & Sewer 4.0%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2016
06/15/2033	4.000%	1,570,000	1,650,619
Series 2011AA
06/15/2044	5.000%	1,000,000	1,072,060
Revenue Bonds
Series 2008CC
06/15/2034	5.000%	3,500,000	3,512,985
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009EE
06/15/2040	5.250%	500,000	517,550
Unrefunded Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	420,000	421,882
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,099,180
Total			8,274,276
Total Municipal Bonds (Cost $200,032,629)			205,440,843

Municipal Short Term 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Disposal 1.0%
New York State Environmental Facilities Corp.(a)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
05/01/2030	1.550%	2,000,000	2,000,000
Total Municipal Short Term (Cost $2,000,000)			2,000,000

Total Investments in Securities (Cost: $202,032,629)	207,440,843
Other Assets & Liabilities, Net	713,072
Net Assets	208,153,915

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $4,145,400, which represents 1.99% of net assets.
(d)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	205,440,843	—	205,440,843
Municipal Short Term	—	2,000,000	—	2,000,000
Total Investments in Securities	—	207,440,843	—	207,440,843
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $202,032,629)	$207,440,843
Cash	224,031
Receivable for:
Capital shares sold	498,110
Interest	3,048,802
Expense reimbursement due from Investment Manager	859
Prepaid expenses	298
Trustees’ deferred compensation plan	54,066
Total assets	211,267,009
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,204,360
Capital shares purchased	244,249
Distributions to shareholders	560,490
Management services fees	8,028
Distribution and/or service fees	4,141
Transfer agent fees	10,089
Compensation of board members	712
Compensation of chief compliance officer	9
Other expenses	26,950
Trustees’ deferred compensation plan	54,066
Total liabilities	3,113,094
Net assets applicable to outstanding capital stock	$208,153,915
Represented by
Paid in capital	202,268,359
Undistributed net investment income	683,535
Accumulated net realized loss	(206,193)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,408,214
Total - representing net assets applicable to outstanding capital stock	$208,153,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$127,935,693
Shares outstanding	17,638,845
Net asset value per share	$7.25
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.47
Advisor Class
Net assets	$2,955,912
Shares outstanding	408,174
Net asset value per share	$7.24
Class C
Net assets	$26,363,027
Shares outstanding	3,636,390
Net asset value per share	$7.25
Institutional Class
Net assets	$45,535,488
Shares outstanding	6,282,800
Net asset value per share	$7.25
Institutional 2 Class
Net assets	$5,344,495
Shares outstanding	739,301
Net asset value per share	$7.23
Institutional 3 Class
Net assets	$19,300
Shares outstanding	2,662
Net asset value per share	$7.25
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Interest	$4,236,422
Total income	4,236,422
Expenses:
Management services fees	499,959
Distribution and/or service fees
Class A	163,286
Class C	135,904
Transfer agent fees
Class A	47,098
Advisor Class	983
Class C	9,800
Institutional Class	16,747
Institutional 2 Class	1,677
Institutional 3 Class	8
Compensation of board members	9,498
Custodian fees	1,324
Printing and postage fees	10,372
Registration fees	6,739
Audit fees	17,422
Legal fees	2,422
Compensation of chief compliance officer	43
Other	7,094
Total expenses	930,376
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,077)
Fees waived by distributor
Class C	(40,771)
Fees waived by transfer agent
Institutional 2 Class	(170)
Institutional 3 Class	(6)
Total net expenses	843,352
Net investment income	3,393,070
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	175,926
Futures contracts	(60,989)
Net realized gain	114,937
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,588,601)
Net change in unrealized appreciation (depreciation)	(5,588,601)
Net realized and unrealized loss	(5,473,664)
Net decrease in net assets resulting from operations	$(2,080,594)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income	$3,393,070	$7,010,402
Net realized gain	114,937	409,274
Net change in unrealized appreciation (depreciation)	(5,588,601)	(4,506,392)
Net increase (decrease) in net assets resulting from operations	(2,080,594)	2,913,284
Distributions to shareholders
Net investment income
Class A	(2,058,293)	(4,691,145)
Advisor Class	(46,356)	(34,265)
Class B	—	(2,379)
Class C	(366,968)	(788,155)
Institutional Class	(789,913)	(1,264,946)
Institutional 2 Class	(97,166)	(120,187)
Institutional 3 Class	(1,293)	(513)
Net realized gains
Class A	(240,386)	(235,506)
Advisor Class	(4,654)	(445)
Class B	—	(199)
Class C	(50,132)	(39,875)
Institutional Class	(84,407)	(32,751)
Institutional 2 Class	(11,456)	(520)
Institutional 3 Class	(188)	—
Total distributions to shareholders	(3,751,212)	(7,210,886)
Decrease in net assets from capital stock activity	(3,965,132)	(14,179,137)
Total decrease in net assets	(9,796,938)	(18,476,739)
Net assets at beginning of period	217,950,853	236,427,592
Net assets at end of period	$208,153,915	$217,950,853
Undistributed net investment income	$683,535	$650,454

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	578,310	4,265,694	1,941,575	14,363,560
Distributions reinvested	266,155	1,956,958	575,053	4,248,591
Redemptions	(1,264,240)	(9,308,170)	(8,123,570)	(59,661,667)
Net decrease	(419,775)	(3,085,518)	(5,606,942)	(41,049,516)
Advisor Class
Subscriptions	70,620	518,508	310,382	2,307,386
Distributions reinvested	6,926	50,819	4,626	34,345
Redemptions	(7,729)	(56,518)	(15,037)	(110,379)
Net increase	69,817	512,809	299,971	2,231,352
Class B
Subscriptions	—	—	163	1,201
Distributions reinvested	—	—	19	138
Redemptions	—	—	(20,124)	(150,052)
Net decrease	—	—	(19,942)	(148,713)
Class C
Subscriptions	273,406	2,017,290	674,249	4,974,906
Distributions reinvested	45,597	335,161	87,453	646,379
Redemptions	(437,277)	(3,220,762)	(1,011,697)	(7,491,898)
Net decrease	(118,274)	(868,311)	(249,995)	(1,870,613)
Institutional Class
Subscriptions	851,297	6,285,523	4,017,550	29,462,507
Distributions reinvested	81,490	598,575	119,342	883,974
Redemptions	(860,608)	(6,324,594)	(1,335,606)	(9,854,173)
Net increase	72,179	559,504	2,801,286	20,492,308
Institutional 2 Class
Subscriptions	—	—	887,417	6,541,450
Distributions reinvested	14,794	108,432	16,199	120,343
Redemptions	(150,085)	(1,108,114)	(80,710)	(600,842)
Net increase (decrease)	(135,291)	(999,682)	822,906	6,060,951
Institutional 3 Class
Subscriptions	2	13	14,974	111,587
Distributions reinvested	172	1,268	38	279
Redemptions	(11,616)	(85,215)	(908)	(6,772)
Net increase (decrease)	(11,442)	(83,934)	14,104	105,094
Total net decrease	(542,786)	(3,965,132)	(1,938,612)	(14,179,137)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$7.45	0.12	(0.19)	(0.07)	(0.12)	(0.01)
Year Ended 10/31/2017	$7.58	0.24	(0.13)	0.11	(0.23)	(0.01)
Year Ended 10/31/2016	$7.50	0.24	0.10	0.34	(0.24)	(0.02)
Year Ended 10/31/2015	$7.51	0.27	(0.01)	0.26	(0.27)	—
Year Ended 10/31/2014	$7.21	0.27	0.35	0.62	(0.27)	(0.05)
Year Ended 10/31/2013	$7.76	0.27	(0.51)	(0.24)	(0.27)	(0.04)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$7.44	0.13	(0.19)	(0.06)	(0.13)	(0.01)
Year Ended 10/31/2017	$7.57	0.26	(0.13)	0.13	(0.25)	(0.01)
Year Ended 10/31/2016	$7.49	0.25	0.11	0.36	(0.26)	(0.02)
Year Ended 10/31/2015	$7.50	0.29	(0.02)	0.27	(0.28)	—
Year Ended 10/31/2014	$7.20	0.29	0.35	0.64	(0.29)	(0.05)
Year Ended 10/31/2013(e)	$7.63	0.18	(0.43)	(0.25)	(0.18)	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$7.45	0.10	(0.19)	(0.09)	(0.10)	(0.01)
Year Ended 10/31/2017	$7.58	0.20	(0.12)	0.08	(0.20)	(0.01)
Year Ended 10/31/2016	$7.50	0.21	0.09	0.30	(0.20)	(0.02)
Year Ended 10/31/2015	$7.51	0.24	(0.02)	0.22	(0.23)	—
Year Ended 10/31/2014	$7.21	0.24	0.35	0.59	(0.24)	(0.05)
Year Ended 10/31/2013	$7.76	0.23	(0.51)	(0.28)	(0.23)	(0.04)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$7.45	0.13	(0.19)	(0.06)	(0.13)	(0.01)
Year Ended 10/31/2017	$7.58	0.26	(0.13)	0.13	(0.25)	(0.01)
Year Ended 10/31/2016	$7.50	0.26	0.10	0.36	(0.26)	(0.02)
Year Ended 10/31/2015	$7.51	0.29	(0.02)	0.27	(0.28)	—
Year Ended 10/31/2014	$7.21	0.29	0.35	0.64	(0.29)	(0.05)
Year Ended 10/31/2013	$7.76	0.29	(0.51)	(0.22)	(0.29)	(0.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$7.25	(0.97%)	0.84% (c)	0.80% (c)	3.18% (c)	7%	$127,936
(0.24)	$7.45	1.59%	0.85%	0.79% (d)	3.21%	7%	$134,602
(0.26)	$7.58	4.53%	0.91%	0.80% (d)	3.17%	9%	$179,419
(0.27)	$7.50	3.46%	0.92%	0.78% (d)	3.60%	11%	$147,143
(0.32)	$7.51	8.80%	0.92%	0.78% (d)	3.73%	11%	$147,024
(0.31)	$7.21	(3.20%)	0.91%	0.78% (d)	3.57%	15%	$145,384

(0.14)	$7.24	(0.85%)	0.59% (c)	0.55% (c)	3.44% (c)	7%	$2,956
(0.26)	$7.44	1.84%	0.59%	0.55% (d)	3.46%	7%	$2,518
(0.28)	$7.57	4.80%	0.66%	0.56% (d)	3.32%	9%	$291
(0.28)	$7.49	3.72%	0.67%	0.53% (d)	3.86%	11%	$41
(0.34)	$7.50	9.09%	0.65%	0.53% (d)	3.95%	11%	$10
(0.18)	$7.20	(3.35%)	0.69% (c)	0.53% (c),(d)	3.88% (c)	15%	$2

(0.11)	$7.25	(1.19%)	1.59% (c)	1.25% (c)	2.73% (c)	7%	$26,363
(0.21)	$7.45	1.13%	1.60%	1.24% (d)	2.76%	7%	$27,972
(0.22)	$7.58	4.07%	1.66%	1.25% (d)	2.69%	9%	$30,350
(0.23)	$7.50	3.00%	1.67%	1.23% (d)	3.15%	11%	$19,165
(0.29)	$7.51	8.32%	1.66%	1.23% (d)	3.28%	11%	$16,578
(0.27)	$7.21	(3.64%)	1.66%	1.23% (d)	3.12%	15%	$16,254

(0.14)	$7.25	(0.85%)	0.59% (c)	0.55% (c)	3.43% (c)	7%	$45,535
(0.26)	$7.45	1.84%	0.60%	0.55% (d)	3.48%	7%	$46,257
(0.28)	$7.58	4.79%	0.66%	0.55% (d)	3.40%	9%	$25,827
(0.28)	$7.50	3.72%	0.67%	0.53% (d)	3.85%	11%	$17,088
(0.34)	$7.51	9.07%	0.67%	0.53% (d)	3.98%	11%	$13,961
(0.33)	$7.21	(2.96%)	0.65%	0.53% (d)	3.86%	15%	$7,791
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.43	0.13	(0.19)	(0.06)	(0.13)	(0.01)
Year Ended 10/31/2017	$7.55	0.26	(0.12)	0.14	(0.25)	(0.01)
Year Ended 10/31/2016	$7.48	0.25	0.10	0.35	(0.26)	(0.02)
Year Ended 10/31/2015	$7.49	0.29	(0.01)	0.28	(0.29)	—
Year Ended 10/31/2014	$7.20	0.29	0.34	0.63	(0.29)	(0.05)
Year Ended 10/31/2013(f)	$7.79	0.28	(0.55)	(0.27)	(0.28)	(0.04)
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.45	0.13	(0.19)	(0.06)	(0.13)	(0.01)
Year Ended 10/31/2017(g)	$7.33	0.17	0.12 (h)	0.29	(0.17)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(f)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$7.23	(0.85%)	0.58% (c)	0.55% (c)	3.43% (c)	7%	$5,344
(0.26)	$7.43	1.98%	0.59%	0.54%	3.46%	7%	$6,497
(0.28)	$7.55	4.71%	0.60%	0.51%	3.33%	9%	$390
(0.29)	$7.48	3.76%	0.58%	0.49%	3.89%	11%	$10
(0.34)	$7.49	8.98%	0.62%	0.49%	4.13%	11%	$10
(0.32)	$7.20	(3.52%)	0.62% (c)	0.50% (c)	3.85% (c)	15%	$2

(0.14)	$7.25	(0.82%)	0.54% (c)	0.50% (c)	3.48% (c)	7%	$19
(0.17)	$7.45	4.00%	0.54% (c)	0.50% (c)	3.62% (c)	7%	$105
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	23

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (formerly known as Columbia New York Tax-Exempt Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective January 22, 2018, Columbia New York Tax-Exempt Fund was renamed Columbia Strategic New York Municipal Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
24	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(60,989)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,619,656

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2018.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
28	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00 (a)

(a)	Rounds to zero.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $11,053. The liability remaining at April 30, 2018 for non-recurring charges associated with the lease amounted to $3,075 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	28,902
Class C	840
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.54	0.55
Institutional 3 Class	0.50	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
202,033,000	7,489,000	(2,081,000)	5,408,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,609,520 and $14,721,214, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 11.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
| Semiannual Report 2018	33

Columbia Strategic New York Municipal Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR205_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia AMT-Free New York Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free New York Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free New York Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Deborah Vargo
Co-Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-1.18	0.65	1.40	3.16
	Including sales charges		-4.16	-2.40	0.78	2.84
Advisor Class*		03/19/13	-1.15	0.90	1.65	3.41
Class C	Excluding sales charges	11/25/02	-1.40	0.19	0.97	2.73
	Including sales charges		-2.38	-0.79	0.97	2.73
Institutional Class		12/31/91	-1.06	0.98	1.67	3.42
Institutional 2 Class*		03/01/16	-1.09	0.99	1.68	3.42
Institutional 3 Class*		03/01/17	-0.99	1.03	1.68	3.42
Class V	Excluding sales charges	12/31/91	-1.13	0.83	1.52	3.26
	Including sales charges		-5.80	-3.95	0.54	2.76
Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index			-1.44	0.47	2.04	3.85
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-1.29	0.87	2.10	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	4.2
AA rating	32.9
A rating	53.8
BBB rating	3.9
Not rated	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.20	1,021.08	3.70	3.76	0.75
Advisor Class	1,000.00	1,000.00	988.50	1,022.32	2.47	2.51	0.50
Class C	1,000.00	1,000.00	986.00	1,018.84	5.91	6.01	1.20
Institutional Class	1,000.00	1,000.00	989.40	1,022.32	2.47	2.51	0.50
Institutional 2 Class	1,000.00	1,000.00	989.10	1,022.66	2.12	2.16	0.43
Institutional 3 Class	1,000.00	1,000.00	990.10	1,022.91	1.88	1.91	0.38
Class V	1,000.00	1,000.00	988.70	1,021.57	3.21	3.26	0.65
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 1994H-3 (AGM) (State Street Bank and Trust Co.)
08/01/2020	1.520%	1,200,000	1,200,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery
Subordinated Series 20021-C (JPMorgan Chase Bank)
11/01/2022	1.550%	2,475,000	2,475,000
Total			3,675,000
Total Floating Rate Notes (Cost $3,675,000)			3,675,000

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	2,085,000	2,068,966
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	396,661
Total			2,465,627
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	917,911
Health Services 2.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,791,204
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,058,390
Total			4,849,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	546,800
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	252,495
06/01/2030	5.000%	300,000	336,126
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	451,752
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/2021	5.000%	200,000	217,916
07/01/2022	5.000%	220,000	244,284
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	191,365
07/01/2034	5.000%	200,000	230,454
07/01/2035	5.000%	200,000	229,894
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	573,970
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,128,030
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	661,962
09/01/2025	5.000%	300,000	330,981
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,288,767
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	798,819
New School
Series 2015A
07/01/2029	5.000%	450,000	506,070
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,198,680
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,650,869
Teachers College
Series 2017
07/01/2029	5.000%	175,000	204,074
07/01/2030	5.000%	150,000	174,137
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,036,900
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	542,725
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,160,200
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,060,570
Total			18,017,840
Hospital 11.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	446,836
07/01/2028	5.000%	360,000	400,932
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	166,584
07/01/2029	5.000%	175,000	193,828
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,212,856
12/01/2025	5.000%	1,115,000	1,246,392
12/01/2027	5.000%	1,225,000	1,361,979
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	329,802
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	516,042
07/01/2026	5.000%	350,000	399,900
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,333,933
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,109,540
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2020	5.000%	2,815,000	2,973,850
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,363,950
07/01/2033	5.000%	675,000	733,793
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,053,310
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,382,230
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,130,370
07/01/2031	5.000%	1,000,000	1,126,730
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	546,790

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,823,463
Series 2011A
07/01/2031	5.000%	2,000,000	2,154,920
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,093,000
Total			26,101,030
Investor Owned 0.7%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/2029	2.000%	1,500,000	1,487,505
Local Appropriation 1.2%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/2021	5.000%	2,500,000	2,506,800
Local General Obligation 12.0%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,691,535
Unlimited Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,279,040
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/2026	5.000%	1,000,000	1,169,080
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	455,686
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,132,500
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,068,146
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,468,938
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,547,741
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	549,260
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,270,580
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2032	5.000%	1,640,000	1,846,279
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,645,489
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	555,475
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,318,696
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,267,658
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,040,014
Total			26,306,117
Multi-Family 2.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	859,436
10/01/2029	5.000%	1,290,000	1,511,751
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,704,080

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	479,052
05/01/2031	5.000%	400,000	453,228
Total			5,007,547
Municipal Power 5.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,201,120
Series 2016B
09/01/2030	5.000%	4,500,000	5,169,600
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	855,370
General
Series 2017
09/01/2035	5.000%	1,200,000	1,360,572
Series 2011A
05/01/2021	5.000%	1,000,000	1,083,510
Series 2012B
09/01/2026	5.000%	1,510,000	1,662,676
Total			12,332,848
Other Bond Issue 1.8%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	617,779
07/01/2031	5.000%	715,000	803,596
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,552,617
Total			3,973,992
Pool / Bond Bank 3.0%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,293,100
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	187,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water
Series 2008B
06/15/2021	5.000%	3,000,000	3,011,700
Total			6,492,365
Ports 4.0%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,274,680
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,542,347
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-209
07/15/2034	5.000%	2,500,000	2,919,600
Total			8,736,627
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	550,667
07/01/2027	5.000%	600,000	680,406
Series 2015
06/01/2026	5.000%	225,000	255,814
06/01/2028	5.000%	250,000	281,168
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	497,677
01/01/2035	5.000%	590,000	650,646
Total			2,916,378
Recreation 0.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	479,102
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	531,160

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	544,300
Total			1,554,562
Refunded / Escrowed 13.7%
Elizabeth Forward School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,101,577
Long Island Power Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.250%	1,000,000	1,030,840
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/2023	6.250%	30,000	30,724
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,247,650
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,483,000
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2024	5.000%	1,000,000	1,025,730
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,000,000	4,132,160
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,164,400
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,065,390
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	520,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,169,838
Puerto Rico Highway & Transportation Authority(f)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	394,703
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,207,200
Series 2011A
01/01/2025	5.000%	3,000,000	3,312,990
Total			29,887,089
Retirement Communities 2.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	842,820
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	604,610
11/15/2030	5.000%	650,000	711,834
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	764,353
07/01/2027	5.000%	700,000	722,218
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,085,940
07/01/2034	5.000%	1,000,000	1,074,440
Total			5,806,215
Sales Tax 1.1%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/2024	5.000%	2,000,000	2,319,480

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 6.5%
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,633,499
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,158,420
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,420,780
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,747,023
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,207,520
Total			14,167,242
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,150,090
State Appropriated 5.3%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,569,341
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,109,650
Revenue Bonds
Schools Program
Series 2000
07/01/2020	6.250%	665,000	666,343
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,102,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2026	5.000%	3,125,000	3,140,781
Series 2008C
01/01/2022	5.000%	2,000,000	2,010,220
Total			11,598,615
Tobacco 2.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,057,150
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,220,100
Total			5,277,250
Transportation 3.2%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,021,290
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	869,242
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,369,540
Transportation
Series 2014B
11/15/2022	5.000%	1,000,000	1,113,380
Unrefunded Revenue Bonds
Series 2008
11/15/2023	6.250%	685,000	701,598
Total			7,075,050
Turnpike / Bridge / Toll Road 3.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,101,803
01/01/2032	5.000%	1,000,000	1,123,800
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	3,500,000	3,935,155
Total			7,160,758

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	795,417
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/2028	5.100%	1,155,000	1,163,720
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	165,216
04/01/2028	5.000%	175,000	198,221
Total			2,322,574
Total Municipal Bonds (Cost $206,259,593)			210,431,106
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(g)	1,044,481	1,044,481
Total Money Market Funds (Cost $1,044,481)		1,044,481
Total Investments in Securities (Cost: $210,979,074)		215,150,587
Other Assets & Liabilities, Net		3,452,850
Net Assets		218,603,437

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $1,489,661, which represents 0.68% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $394,703, which represents 0.18% of net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,675,000	—	3,675,000
Municipal Bonds	—	210,431,106	—	210,431,106
Money Market Funds	1,044,481	—	—	1,044,481
Total Investments in Securities	1,044,481	214,106,106	—	215,150,587
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $210,979,074)	$215,150,587
Cash	4,583,678
Receivable for:
Capital shares sold	167,811
Interest	2,940,891
Expense reimbursement due from Investment Manager	2,854
Prepaid expenses	339
Trustees’ deferred compensation plan	54,060
Total assets	222,900,220
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,907,675
Capital shares purchased	736,834
Distributions to shareholders	538,354
Management services fees	8,474
Distribution and/or service fees	1,190
Transfer agent fees	26,516
Compensation of board members	734
Compensation of chief compliance officer	11
Other expenses	22,935
Trustees’ deferred compensation plan	54,060
Total liabilities	4,296,783
Net assets applicable to outstanding capital stock	$218,603,437
Represented by
Paid in capital	214,190,322
Undistributed net investment income	212,097
Accumulated net realized gain	29,505
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	4,171,513
Total - representing net assets applicable to outstanding capital stock	$218,603,437
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$13,668,905
Shares outstanding	1,177,590
Net asset value per share	$11.61
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.97
Advisor Class
Net assets	$832,972
Shares outstanding	71,858
Net asset value per share	$11.59
Class C
Net assets	$14,505,590
Shares outstanding	1,249,658
Net asset value per share	$11.61
Institutional Class
Net assets	$183,000,183
Shares outstanding	15,767,940
Net asset value per share	$11.61
Institutional 2 Class
Net assets	$107,664
Shares outstanding	9,265
Net asset value per share	$11.62
Institutional 3 Class
Net assets	$282,588
Shares outstanding	24,261
Net asset value per share	$11.65
Class V
Net assets	$6,205,535
Shares outstanding	534,702
Net asset value per share	$11.61
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.19
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,913
Interest	3,868,531
Total income	3,872,444
Expenses:
Management services fees	535,664
Distribution and/or service fees
Class A	18,322
Class C	77,942
Class V	4,752
Transfer agent fees
Class A	9,578
Advisor Class	645
Class C	10,185
Institutional Class	124,153
Institutional 2 Class	73
Institutional 3 Class	30
Class V	4,144
Compensation of board members	9,630
Custodian fees	1,362
Printing and postage fees	7,455
Registration fees	5,733
Audit fees	17,422
Legal fees	2,606
Compensation of chief compliance officer	46
Other	6,691
Total expenses	836,433
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(165,793)
Fees waived by distributor
Class C	(23,383)
Fees waived by transfer agent
Institutional 2 Class	(15)
Institutional 3 Class	(21)
Total net expenses	647,221
Net investment income	3,225,223
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	44,432
Net realized gain	44,432
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,855,052)
Net change in unrealized appreciation (depreciation)	(5,855,052)
Net realized and unrealized loss	(5,810,620)
Net decrease in net assets resulting from operations	$(2,585,397)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income	$3,225,223	$7,230,042
Net realized gain	44,432	102,528
Net change in unrealized appreciation (depreciation)	(5,855,052)	(4,847,359)
Net increase (decrease) in net assets resulting from operations	(2,585,397)	2,485,211
Distributions to shareholders
Net investment income
Class A	(193,825)	(493,942)
Advisor Class	(14,334)	(36,585)
Class B	—	(238)
Class C	(171,155)	(447,909)
Institutional Class	(2,751,090)	(6,056,635)
Institutional 2 Class	(3,092)	(5,703)
Institutional 3 Class	(4,652)	(1,514)
Class V	(87,074)	(187,400)
Net realized gains
Class A	(6,883)	(7,887)
Advisor Class	(571)	(476)
Class B	—	(7)
Class C	(7,263)	(6,700)
Institutional Class	(85,327)	(65,762)
Institutional 2 Class	(95)	(50)
Institutional 3 Class	(147)	—
Class V	(2,873)	(2,028)
Total distributions to shareholders	(3,328,381)	(7,312,836)
Decrease in net assets from capital stock activity	(13,695,808)	(50,620,657)
Total decrease in net assets	(19,609,586)	(55,448,282)
Net assets at beginning of period	238,213,023	293,661,305
Net assets at end of period	$218,603,437	$238,213,023
Undistributed net investment income	$212,097	$212,096

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	92,186	1,086,719	522,194	6,160,607
Distributions reinvested	14,195	166,625	37,576	444,401
Redemptions	(241,838)	(2,842,952)	(1,716,305)	(20,164,940)
Net decrease	(135,457)	(1,589,608)	(1,156,535)	(13,559,932)
Advisor Class
Subscriptions	995	11,686	81,558	961,688
Distributions reinvested	1,258	14,759	3,111	36,767
Redemptions	(39,376)	(466,309)	(109,081)	(1,280,902)
Net decrease	(37,123)	(439,864)	(24,412)	(282,447)
Class B
Distributions reinvested	—	—	8	90
Redemptions	—	—	(1,992)	(23,573)
Net decrease	—	—	(1,984)	(23,483)
Class C
Subscriptions	44,728	528,787	153,381	1,814,068
Distributions reinvested	10,763	126,322	24,726	292,862
Redemptions	(234,427)	(2,762,423)	(735,795)	(8,710,713)
Net decrease	(178,936)	(2,107,314)	(557,688)	(6,603,783)
Institutional Class
Subscriptions	989,466	11,669,535	2,674,461	31,564,618
Distributions reinvested	39,512	463,551	89,179	1,056,922
Redemptions	(1,818,963)	(21,382,278)	(5,316,232)	(62,785,884)
Net decrease	(789,985)	(9,249,192)	(2,552,592)	(30,164,344)
Institutional 2 Class
Subscriptions	4,499	52,819	7,686	91,416
Distributions reinvested	259	3,039	459	5,457
Redemptions	(13,516)	(158,006)	(3,022)	(36,179)
Net increase (decrease)	(8,758)	(102,148)	5,123	60,694
Institutional 3 Class
Subscriptions	193	2,268	27,903	335,492
Distributions reinvested	394	4,645	110	1,310
Redemptions	(4,326)	(51,167)	(13)	(154)
Net increase (decrease)	(3,739)	(44,254)	28,000	336,648
Class V
Subscriptions	1,575	18,465	3,735	44,143
Distributions reinvested	4,484	52,608	9,700	114,909
Redemptions	(19,985)	(234,501)	(45,784)	(543,062)
Net decrease	(13,926)	(163,428)	(32,349)	(384,010)
Total net decrease	(1,167,924)	(13,695,808)	(4,292,437)	(50,620,657)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$11.91	0.15	(0.29)	(0.14)	(0.15)	(0.01)
Year Ended 10/31/2017	$12.09	0.32	(0.18)	0.14	(0.32)	(0.00) (d)
Year Ended 10/31/2016	$12.11	0.34	(0.02)	0.32	(0.34)	—
Year Ended 10/31/2015	$12.21	0.36	(0.10)	0.26	(0.36)	—
Year Ended 10/31/2014	$12.00	0.38	0.21	0.59	(0.38)	—
Year Ended 10/31/2013	$12.55	0.37	(0.55)	(0.18)	(0.37)	—
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$11.90	0.17	(0.31)	(0.14)	(0.16)	(0.01)
Year Ended 10/31/2017	$12.08	0.35	(0.18)	0.17	(0.35)	(0.00) (d)
Year Ended 10/31/2016	$12.10	0.37	(0.02)	0.35	(0.37)	—
Year Ended 10/31/2015	$12.19	0.39	(0.09)	0.30	(0.39)	—
Year Ended 10/31/2014	$11.99	0.41	0.20	0.61	(0.41)	—
Year Ended 10/31/2013(g)	$12.42	0.25	(0.43)	(0.18)	(0.25)	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$11.91	0.13	(0.30)	(0.17)	(0.12)	(0.01)
Year Ended 10/31/2017	$12.09	0.27	(0.18)	0.09	(0.27)	(0.00) (d)
Year Ended 10/31/2016	$12.11	0.28	(0.02)	0.26	(0.28)	—
Year Ended 10/31/2015	$12.20	0.30	(0.09)	0.21	(0.30)	—
Year Ended 10/31/2014	$12.00	0.33	0.20	0.53	(0.33)	—
Year Ended 10/31/2013	$12.55	0.32	(0.55)	(0.23)	(0.32)	—
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$11.91	0.17	(0.30)	(0.13)	(0.16)	(0.01)
Year Ended 10/31/2017	$12.09	0.35	(0.18)	0.17	(0.35)	(0.00) (d)
Year Ended 10/31/2016	$12.11	0.37	(0.02)	0.35	(0.37)	—
Year Ended 10/31/2015	$12.20	0.39	(0.09)	0.30	(0.39)	—
Year Ended 10/31/2014	$11.99	0.41	0.21	0.62	(0.41)	—
Year Ended 10/31/2013	$12.55	0.40	(0.56)	(0.16)	(0.40)	—
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$11.93	0.17	(0.30)	(0.13)	(0.17)	(0.01)
Year Ended 10/31/2017	$12.11	0.36	(0.18)	0.18	(0.36)	(0.00) (d)
Year Ended 10/31/2016(h)	$12.23	0.25	(0.12)	0.13	(0.25)	—
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$11.95	0.18	(0.30)	(0.12)	(0.17)	(0.01)
Year Ended 10/31/2017(i)	$11.81	0.24	0.14 (j)	0.38	(0.24)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$11.61	(1.18%)	0.90% (c)	0.75% (c)	2.65% (c)	6%	$13,669
(0.32)	$11.91	1.24%	0.91% (e)	0.74% (e),(f)	2.70%	9%	$15,639
(0.34)	$12.09	2.63%	0.95%	0.75% (f)	2.76%	13%	$29,857
(0.36)	$12.11	2.15%	0.96%	0.75% (f)	2.95%	12%	$33,348
(0.38)	$12.21	5.01%	0.96%	0.75% (f)	3.17%	14%	$19,873
(0.37)	$12.00	(1.49%)	0.95%	0.75% (f)	2.98%	13%	$18,084

(0.17)	$11.59	(1.15%)	0.64% (c)	0.50% (c)	2.87% (c)	6%	$833
(0.35)	$11.90	1.49%	0.66% (e)	0.49% (e),(f)	2.96%	9%	$1,296
(0.37)	$12.08	2.89%	0.71%	0.50% (f)	3.00%	13%	$1,611
(0.39)	$12.10	2.49%	0.72%	0.50% (f)	3.20%	12%	$682
(0.41)	$12.19	5.19%	0.72%	0.50% (f)	3.39%	14%	$477
(0.25)	$11.99	(1.48%)	0.67% (c)	0.50% (c),(f)	3.43% (c)	13%	$44

(0.13)	$11.61	(1.40%)	1.65% (c)	1.20% (c)	2.20% (c)	6%	$14,506
(0.27)	$11.91	0.78%	1.66% (e)	1.19% (e),(f)	2.25%	9%	$17,015
(0.28)	$12.09	2.17%	1.71%	1.20% (f)	2.31%	13%	$24,011
(0.30)	$12.11	1.77%	1.71%	1.20% (f)	2.50%	12%	$19,817
(0.33)	$12.20	4.47%	1.71%	1.18% (f)	2.74%	14%	$18,833
(0.32)	$12.00	(1.88%)	1.70%	1.15% (f)	2.58%	13%	$18,498

(0.17)	$11.61	(1.06%)	0.65% (c)	0.50% (c)	2.90% (c)	6%	$183,000
(0.35)	$11.91	1.49%	0.66% (e)	0.49% (e),(f)	2.95%	9%	$197,180
(0.37)	$12.09	2.89%	0.71%	0.50% (f)	3.02%	13%	$230,980
(0.39)	$12.11	2.49%	0.72%	0.50% (f)	3.20%	12%	$216,139
(0.41)	$12.20	5.27%	0.71%	0.50% (f)	3.42%	14%	$214,517
(0.40)	$11.99	(1.32%)	0.70%	0.50% (f)	3.22%	13%	$215,024

(0.18)	$11.62	(1.09%)	0.58% (c)	0.43% (c)	2.93% (c)	6%	$108
(0.36)	$11.93	1.56%	0.58% (e)	0.42% (e)	3.02%	9%	$215
(0.25)	$12.11	1.08%	0.58% (c)	0.41% (c)	3.19% (c)	13%	$156

(0.18)	$11.65	(0.99%)	0.54% (c)	0.38% (c)	3.03% (c)	6%	$283
(0.24)	$11.95	3.24%	0.52% (c)	0.39% (c)	3.06% (c)	9%	$335
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
Six Months Ended 4/30/2018 (Unaudited)	$11.91	0.16	(0.29)	(0.13)	(0.16)	(0.01)
Year Ended 10/31/2017	$12.09	0.33	(0.17)	0.16	(0.34)	(0.00) (d)
Year Ended 10/31/2016	$12.11	0.35	(0.02)	0.33	(0.35)	—
Year Ended 10/31/2015	$12.20	0.37	(0.09)	0.28	(0.37)	—
Year Ended 10/31/2014	$11.99	0.39	0.21	0.60	(0.39)	—
Year Ended 10/31/2013	$12.55	0.38	(0.56)	(0.18)	(0.38)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$11.61	(1.13%)	0.80% (c)	0.65% (c)	2.75% (c)	6%	$6,206
(0.34)	$11.91	1.33%	0.81% (e)	0.64% (e),(f)	2.80%	9%	$6,533
(0.35)	$12.09	2.74%	0.86%	0.65% (f)	2.87%	13%	$7,022
(0.37)	$12.11	2.33%	0.87%	0.65% (f)	3.05%	12%	$7,406
(0.39)	$12.20	5.12%	0.86%	0.65% (f)	3.27%	14%	$7,744
(0.38)	$11.99	(1.47%)	0.85%	0.65% (f)	3.08%	13%	$8,319
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Institutional 3 Class shares commenced operations on March 1, 2017.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
22	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
24	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	12,538
Class C	130
Class V	10
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.44	0.44
Institutional 3 Class	0.39	0.39
Class V	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level
26	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
210,979,000	5,215,000	(1,043,000)	4,172,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,624,584 and $22,889,675, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 71.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
28	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free New York Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR204_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Co-Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	-1.22	-0.19	1.03	2.77
	Including sales charges		-4.21	-3.21	0.41	2.46
Advisor Class*		03/19/13	-1.01	0.06	1.29	3.03
Class C	Excluding sales charges	11/18/02	-1.35	-0.64	0.58	2.34
	Including sales charges		-2.32	-1.61	0.58	2.34
Institutional Class		08/01/94	-1.00	0.06	1.28	3.03
Institutional 3 Class*		03/01/17	-1.04	0.08	1.31	3.04
Class V	Excluding sales charges	06/26/00	-1.08	-0.09	1.13	2.88
	Including sales charges		-5.82	-4.86	0.16	2.37
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-1.29	0.87	2.10	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	12.8
AA rating	26.6
A rating	54.4
BBB rating	1.4
BB rating	1.0
Not rated	3.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	987.80	1,020.78	3.99	4.06	0.81
Advisor Class	1,000.00	1,000.00	989.90	1,022.02	2.76	2.81	0.56
Class C	1,000.00	1,000.00	986.50	1,018.55	6.21	6.31	1.26
Institutional Class	1,000.00	1,000.00	990.00	1,022.02	2.76	2.81	0.56
Institutional 3 Class	1,000.00	1,000.00	989.60	1,022.56	2.22	2.26	0.45
Class V	1,000.00	1,000.00	989.20	1,021.27	3.50	3.56	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 9.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,017,640
Connecticut State Health & Educational Facilities Authority(a)
Refunding Revenue Bonds
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	561,385
07/01/2034	5.000%	500,000	559,120
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut College
Series 2016L
07/01/2033	4.000%	500,000	512,950
Connecticut State University
Series 2014O
11/01/2025	4.000%	2,000,000	2,124,560
Quinnipiac University
Series 2016M
07/01/2029	5.000%	2,000,000	2,270,600
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	338,517
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	355,000	375,427
Unrefunded Revenue Bonds
Quinnipiac University
Series 2008 (NPFGC)
07/01/2028	5.000%	1,105,000	1,110,260
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	1,450,000	1,637,528
Total			10,507,987
Hospital 15.5%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,400,000	1,550,990
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,560,081
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,119,800
Middlesex Hospital
Series 2011N
07/01/2020	5.000%	1,365,000	1,448,279
07/01/2021	5.000%	1,000,000	1,083,500
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,280,480
Western Connecticut Health Network
Series 2011
07/01/2019	5.000%	1,000,000	1,034,790
07/01/2020	5.000%	1,630,000	1,721,622
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,791,300
Total			16,590,842
Investor Owned 4.9%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,238,850
Joint Power Authority 1.0%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,086,610
Local General Obligation 21.3%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,486,485
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/2021	5.500%	700,000	759,136
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,417,114
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,028,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	2,000,000	2,382,260
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	481,090
City of New Britain
Unrefunded Unlimited General Obligation Bonds
Series 2016A (BAM)
03/01/2025	5.000%	490,000	557,885
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,325,232
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/2018	5.000%	750,000	760,477
Series 2015B (BAM)
08/15/2027	5.000%	750,000	828,360
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	824,385
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	564,680
08/01/2032	5.000%	500,000	562,945
Town of Bloomfield
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	450,000	492,174
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2025	5.000%	325,000	380,185
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,051,520
01/01/2022	5.000%	500,000	551,235
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	485,181
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/2023	5.000%	320,000	351,219
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,303,433
07/15/2025	4.750%	1,150,000	1,317,911
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2020	5.000%	2,130,000	2,281,209
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	655,176
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2021	4.000%	600,000	616,776
Series 2017B
09/01/2030	4.000%	350,000	379,649
Total			22,843,817
Multi-Family 1.9%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,021,462
06/01/2023	5.000%	1,085,000	1,062,128
Total			2,083,590
Pool / Bond Bank 3.2%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	3,000,000	3,467,490
Prep School 4.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,112,566
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,982,290
Total			5,094,856

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 9.9%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,434,524
04/01/2024	5.250%	1,325,000	1,434,524
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,608
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	3,420,000	3,646,165
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	1,190,000	1,264,423
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,728,000	1,870,733
Puerto Rico Highway & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	995,097
Total			10,657,074
Retirement Communities 1.0%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,032,950
Single Family 2.6%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/2045	4.000%	825,000	855,517
Subordinated Series 2017C-1
11/15/2027	2.800%	1,000,000	977,820
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	983,970
Total			2,817,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 5.1%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	2,600,000	2,699,346
Series 2014A
09/01/2025	5.000%	2,500,000	2,778,625
Total			5,477,971
State Appropriated 3.5%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/2023	5.000%	2,000,000	2,045,560
Series 2015A
02/15/2029	5.000%	1,500,000	1,659,600
Total			3,705,160
State General Obligation 2.2%
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/2022	5.000%	650,000	651,521
Series 2018A
04/15/2031	5.000%	1,000,000	1,121,560
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/2020	5.250%	600,000	635,496
Total			2,408,577
Water & Sewer 10.8%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,112,550
Series 2016A
11/15/2028	4.000%	150,000	161,456
11/15/2029	4.000%	500,000	533,905
11/15/2030	4.000%	400,000	425,272
11/15/2031	4.000%	100,000	106,010
11/15/2032	4.000%	440,000	463,417
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,538,496
08/01/2023	5.250%	500,000	572,230
27th Series 2012
08/01/2029	5.000%	2,945,000	3,247,304

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
29th Series 2014
08/01/2025	5.000%	500,000	563,980
32nd Series 2016B
08/01/2035	4.000%	1,750,000	1,840,335
33rd Series 2017B-1
08/01/2035	4.000%	1,000,000	1,040,080
Total			11,605,035
Total Municipal Bonds (Cost $102,752,177)			104,618,116
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(d)	282,594	282,594
Total Money Market Funds (Cost $282,594)		282,594
Total Investments in Securities (Cost: $103,034,771)		104,900,710
Other Assets & Liabilities, Net		2,350,835
Net Assets		107,251,545

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $995,097, which represents 0.93% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $1,032,950, which represents 0.96% of net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	104,618,116	—	104,618,116
Money Market Funds	282,594	—	—	282,594
Total Investments in Securities	282,594	104,618,116	—	104,900,710
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $103,034,771)	$104,900,710
Cash	2,417,335
Receivable for:
Capital shares sold	77,981
Interest	1,289,403
Expense reimbursement due from Investment Manager	1,139
Prepaid expenses	178
Trustees’ deferred compensation plan	51,928
Other assets	16
Total assets	108,738,690
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,130,540
Capital shares purchased	11,506
Distributions to shareholders	253,278
Management services fees	4,140
Distribution and/or service fees	463
Transfer agent fees	12,155
Compensation of board members	792
Compensation of chief compliance officer	6
Other expenses	22,337
Trustees’ deferred compensation plan	51,928
Total liabilities	1,487,145
Net assets applicable to outstanding capital stock	$107,251,545
Represented by
Paid in capital	105,378,186
Undistributed net investment income	154,701
Accumulated net realized loss	(147,281)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,865,939
Total - representing net assets applicable to outstanding capital stock	$107,251,545
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$6,561,901
Shares outstanding	638,195
Net asset value per share	$10.28
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.60
Advisor Class
Net assets	$356,298
Shares outstanding	34,692
Net asset value per share	$10.27
Class C
Net assets	$3,563,922
Shares outstanding	346,717
Net asset value per share	$10.28
Institutional Class
Net assets	$86,732,161
Shares outstanding	8,438,456
Net asset value per share	$10.28
Institutional 3 Class
Net assets	$9,766
Shares outstanding	948
Net asset value per share	$10.30
Class V
Net assets	$10,027,497
Shares outstanding	976,649
Net asset value per share	$10.27
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.78
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,165
Interest	1,917,986
Total income	1,921,151
Expenses:
Management services fees	264,052
Distribution and/or service fees
Class A	7,875
Class C	18,618
Class V	7,620
Transfer agent fees
Class A	4,104
Advisor Class	236
Class C	2,424
Institutional Class	59,749
Institutional 3 Class	1
Class V	6,617
Compensation of board members	8,764
Custodian fees	1,002
Printing and postage fees	7,270
Registration fees	3,099
Audit fees	17,424
Legal fees	1,301
Compensation of chief compliance officer	23
Other	5,381
Total expenses	415,560
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(67,386)
Fees waived by distributor
Class C	(5,586)
Total net expenses	342,588
Net investment income	1,578,563
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(145,283)
Net realized loss	(145,283)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,632,115)
Net change in unrealized appreciation (depreciation)	(2,632,115)
Net realized and unrealized loss	(2,777,398)
Net decrease in net assets resulting from operations	$(1,198,835)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income	$1,578,563	$3,886,821
Net realized gain (loss)	(145,283)	189,179
Net change in unrealized appreciation (depreciation)	(2,632,115)	(4,163,278)
Net decrease in net assets resulting from operations	(1,198,835)	(87,278)
Distributions to shareholders
Net investment income
Class A	(82,279)	(212,452)
Advisor Class	(5,153)	(21,180)
Class B	—	(146)
Class C	(40,253)	(107,652)
Institutional Class	(1,312,866)	(3,239,852)
Institutional 3 Class	(146)	(202)
Class V	(137,865)	(301,809)
Net realized gains
Class A	(10,014)	(39,500)
Advisor Class	(750)	(5,090)
Class B	—	(37)
Class C	(6,223)	(21,149)
Institutional Class	(156,123)	(473,569)
Institutional 3 Class	(16)	—
Class V	(16,565)	(42,593)
Total distributions to shareholders	(1,768,253)	(4,465,231)
Decrease in net assets from capital stock activity	(11,466,732)	(34,506,941)
Total decrease in net assets	(14,433,820)	(39,059,450)
Net assets at beginning of period	121,685,365	160,744,815
Net assets at end of period	$107,251,545	$121,685,365
Undistributed net investment income	$154,701	$154,700

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	155,350	1,614,811	154,732	1,642,887
Distributions reinvested	6,125	63,654	19,098	201,210
Redemptions	(131,835)	(1,378,025)	(573,715)	(6,047,598)
Net increase (decrease)	29,640	300,440	(399,885)	(4,203,501)
Advisor Class
Subscriptions	28,256	292,241	36,619	385,017
Distributions reinvested	554	5,750	2,468	25,945
Redemptions	(42,580)	(444,631)	(117,497)	(1,233,880)
Net decrease	(13,770)	(146,640)	(78,410)	(822,918)
Class B
Redemptions	—	—	(920)	(10,306)
Net decrease	—	—	(920)	(10,306)
Class C
Subscriptions	10,320	108,085	16,198	170,196
Distributions reinvested	4,225	43,904	10,752	113,305
Redemptions	(38,700)	(404,205)	(184,821)	(1,955,180)
Net decrease	(24,155)	(252,216)	(157,871)	(1,671,679)
Institutional Class
Subscriptions	430,848	4,484,250	1,325,318	13,972,291
Distributions reinvested	10,135	105,279	20,768	218,941
Redemptions	(1,513,973)	(15,798,436)	(3,909,331)	(41,244,729)
Net decrease	(1,072,990)	(11,208,907)	(2,563,245)	(27,053,497)
Institutional 3 Class
Subscriptions	—	—	949	10,013
Redemptions	—	—	(1)	(10)
Net increase	—	—	948	10,003
Class V
Subscriptions	5,489	56,808	6,914	72,783
Distributions reinvested	8,773	91,045	18,712	196,995
Redemptions	(29,550)	(307,262)	(97,053)	(1,024,821)
Net decrease	(15,288)	(159,409)	(71,427)	(755,043)
Total net decrease	(1,096,563)	(11,466,732)	(3,270,810)	(34,506,941)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$10.56	0.13	(0.26)	(0.13)	(0.13)	(0.02)
Year Ended 10/31/2017	$10.86	0.29	(0.26)	0.03	(0.29)	(0.04)
Year Ended 10/31/2016	$10.91	0.29	(0.03)	0.26	(0.29)	(0.02)
Year Ended 10/31/2015	$11.06	0.30	(0.13)	0.17	(0.30)	(0.02)
Year Ended 10/31/2014	$10.85	0.31	0.21	0.52	(0.31)	—
Year Ended 10/31/2013	$11.34	0.29	(0.44)	(0.15)	(0.29)	(0.05)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.15	(0.26)	(0.11)	(0.14)	(0.02)
Year Ended 10/31/2017	$10.84	0.31	(0.26)	0.05	(0.31)	(0.04)
Year Ended 10/31/2016	$10.90	0.32	(0.04)	0.28	(0.32)	(0.02)
Year Ended 10/31/2015	$11.05	0.33	(0.13)	0.20	(0.33)	(0.02)
Year Ended 10/31/2014	$10.84	0.34	0.21	0.55	(0.34)	—
Year Ended 10/31/2013(f)	$11.19	0.20	(0.35)	(0.15)	(0.20)	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$10.55	0.11	(0.25)	(0.14)	(0.11)	(0.02)
Year Ended 10/31/2017	$10.86	0.24	(0.27)	(0.03)	(0.24)	(0.04)
Year Ended 10/31/2016	$10.91	0.24	(0.03)	0.21	(0.24)	(0.02)
Year Ended 10/31/2015	$11.06	0.25	(0.13)	0.12	(0.25)	(0.02)
Year Ended 10/31/2014	$10.85	0.26	0.21	0.47	(0.26)	—
Year Ended 10/31/2013	$11.34	0.25	(0.44)	(0.19)	(0.25)	(0.05)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$10.55	0.15	(0.26)	(0.11)	(0.14)	(0.02)
Year Ended 10/31/2017	$10.86	0.31	(0.27)	0.04	(0.31)	(0.04)
Year Ended 10/31/2016	$10.91	0.32	(0.03)	0.29	(0.32)	(0.02)
Year Ended 10/31/2015	$11.06	0.33	(0.13)	0.20	(0.33)	(0.02)
Year Ended 10/31/2014	$10.85	0.33	0.21	0.54	(0.33)	—
Year Ended 10/31/2013	$11.34	0.32	(0.44)	(0.12)	(0.32)	(0.05)
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.58	0.15	(0.26)	(0.11)	(0.15)	(0.02)
Year Ended 10/31/2017(g)	$10.55	0.21	0.03 (h)	0.24	(0.21)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$10.28	(1.22%)	0.93% (c)	0.81% (c)	2.61% (c)	6%	$6,562
(0.33)	$10.56	0.28%	0.93% (d)	0.77% (d),(e)	2.71%	6%	$6,424
(0.31)	$10.86	2.40%	0.98%	0.81% (e)	2.64%	12%	$10,952
(0.32)	$10.91	1.60%	0.99%	0.81% (e)	2.76%	6%	$8,090
(0.31)	$11.06	4.83%	0.99%	0.81% (e)	2.81%	12%	$7,711
(0.34)	$10.85	(1.34%)	0.97%	0.80% (e)	2.67%	9%	$9,016

(0.16)	$10.27	(1.01%)	0.68% (c)	0.56% (c)	2.88% (c)	6%	$356
(0.35)	$10.54	0.54%	0.66% (d)	0.51% (d),(e)	2.96%	6%	$511
(0.34)	$10.84	2.56%	0.73%	0.56% (e)	2.89%	12%	$1,376
(0.35)	$10.90	1.86%	0.74%	0.56% (e)	3.04%	6%	$1,279
(0.34)	$11.05	5.13%	0.74%	0.56% (e)	3.08%	12%	$416
(0.20)	$10.84	(1.36%)	0.62% (c)	0.56% (c),(e)	2.92% (c)	9%	$2

(0.13)	$10.28	(1.35%)	1.68% (c)	1.26% (c)	2.16% (c)	6%	$3,564
(0.28)	$10.55	(0.27%)	1.68% (d)	1.23% (d),(e)	2.26%	6%	$3,914
(0.26)	$10.86	1.94%	1.73%	1.26% (e)	2.20%	12%	$5,742
(0.27)	$10.91	1.14%	1.74%	1.26% (e)	2.32%	6%	$6,574
(0.26)	$11.06	4.37%	1.74%	1.24% (e)	2.38%	12%	$6,264
(0.30)	$10.85	(1.74%)	1.72%	1.20% (e)	2.26%	9%	$6,977

(0.16)	$10.28	(1.00%)	0.68% (c)	0.56% (c)	2.86% (c)	6%	$86,732
(0.35)	$10.55	0.44%	0.68% (d)	0.53% (d),(e)	2.95%	6%	$100,370
(0.34)	$10.86	2.66%	0.73%	0.56% (e)	2.90%	12%	$131,129
(0.35)	$10.91	1.85%	0.74%	0.56% (e)	3.02%	6%	$129,107
(0.33)	$11.06	5.09%	0.74%	0.56% (e)	3.06%	12%	$137,832
(0.37)	$10.85	(1.10%)	0.72%	0.55% (e)	2.91%	9%	$152,543

(0.17)	$10.30	(1.04%)	0.57% (c)	0.45% (c)	2.97% (c)	6%	$10
(0.21)	$10.58	2.31%	0.56% (c)	0.45% (c)	3.02% (c)	6%	$10
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
Six Months Ended 4/30/2018 (Unaudited)	$10.54	0.14	(0.25)	(0.11)	(0.14)	(0.02)
Year Ended 10/31/2017	$10.85	0.30	(0.27)	0.03	(0.30)	(0.04)
Year Ended 10/31/2016	$10.90	0.30	(0.03)	0.27	(0.30)	(0.02)
Year Ended 10/31/2015	$11.05	0.31	(0.12)	0.19	(0.32)	(0.02)
Year Ended 10/31/2014	$10.85	0.32	0.21	0.53	(0.33)	—
Year Ended 10/31/2013	$11.34	0.31	(0.45)	(0.14)	(0.30)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class V
10/31/2017	0.04%	0.05%	0.03%	0.03%	0.03%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$10.27	(1.08%)	0.83% (c)	0.71% (c)	2.71% (c)	6%	$10,027
(0.34)	$10.54	0.28%	0.83% (d)	0.68% (d),(e)	2.80%	6%	$10,456
(0.32)	$10.85	2.50%	0.88%	0.71% (e)	2.75%	12%	$11,536
(0.34)	$10.90	1.72%	0.89%	0.71% (e)	2.87%	6%	$11,823
(0.33)	$11.05	4.93%	0.89%	0.71% (e)	2.91%	12%	$12,431
(0.35)	$10.85	(1.25%)	0.87%	0.70% (e)	2.76%	9%	$13,287
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
20	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
22	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	7,683
Class C	294
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.45	0.455
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
103,035,000	2,779,000	(913,000)	1,866,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,909,304 and $17,818,334, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, one unaffiliated shareholder of record owned 78.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2018	27

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Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR131_10_H01_(06/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018